UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

505 Wakara Way 3rd Floor Salt Lake City, Utah	84108
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Eric S. Bergeson Wasatch Funds Trust 505 Wakara Way, 3rd Floor Salt Lake City, Utah 84108	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.3%

	Airlines 1.3%
189,465	Allegiant Travel Co.	$26,326,162

	Application Software 6.7%
542,894	Guidewire Software, Inc.*	48,198,129
215,318	Tyler Technologies, Inc.*	47,822,128
144,176	Ultimate Software Group, Inc. (The)*	37,097,927

		133,118,184

	Asset Management & Custody Banks 1.7%
709,755	Hamilton Lane, Inc., Class A	34,046,947

	Automotive Retail 3.8%
808,280	Camping World Holdings, Inc., Class A	20,190,834
941,049	Monro, Inc.	54,674,947

		74,865,781

	Biotechnology 3.2%
1,908,420	Abcam plc (United Kingdom)	33,598,633
721,478	Sangamo Therapeutics Inc.*	10,244,988
311,800	Seattle Genetics, Inc.*	20,700,402

		64,544,023

	Building Products 2.8%
901,732	Trex Co., Inc.*	56,439,406

	Commercial Printing 2.4%
328,486	Cimpress N.V.*	47,617,331

	Consumer Finance 2.0%
112,207	Credit Acceptance Corp.*	39,653,954

	Data Processing & Outsourced Services 3.2%
760,622	Euronet Worldwide, Inc.*	63,717,305

	Distributors 2.5%
328,200	Pool Corp.	49,722,300

	Diversified Banks 1.0%
7,321,641	City Union Bank Ltd. (India)	19,662,584

	Diversified Support Services 5.0%
1,046,945	Copart, Inc.*	59,215,209
934,132	Healthcare Services Group, Inc.	40,345,161

		99,560,370

	General Merchandise Stores 2.4%
654,894	Ollie’s Bargain Outlet Holdings, Inc.*	47,479,815

	Health Care Equipment 2.6%
520,959	Cantel Medical Corp.	51,241,527

	Health Care Facilities 2.7%
1,489,903	Ensign Group, Inc. (The)	53,368,326

	Health Care Supplies 2.3%
568,410	Neogen Corp.*	45,580,798

	Industrial Machinery 9.1%
925,539	Altra Industrial Motion Corp.	39,890,731
752,567	Barnes Group, Inc.	44,326,196
468,673	RBC Bearings, Inc.*	60,369,769
771,304	Sun Hydraulics Corp.	37,169,140

		181,755,836

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial REITs 1.9%
2,318,363	Monmouth Real Estate Investment Corp.	$38,322,540

	Internet & Direct Marketing Retail 1.1%
178,904	Wayfair, Inc., Class A*	21,246,639

	Internet Software & Services 3.8%
177,748	DocuSign, Inc.*	9,411,757
209,500	DocuSign Inc. - Restricted Shares* *** †	9,362,513
713,140	Envestnet, Inc.*	39,187,043
306,746	Q2 Holdings, Inc.*	17,499,859

		75,461,172

	IT Consulting & Other Services 3.4%
319,418	EPAM Systems, Inc.*	39,713,240
444,522	InterXion Holding N.V.* (Netherlands)	27,747,063

		67,460,303

	Leisure Facilities 1.8%
830,373	Planet Fitness, Inc., Class A*	36,486,590

	Life Sciences Tools & Services 3.0%
452,985	ICON plc* (Ireland)	60,034,102

	Managed Health Care 1.5%
390,612	HealthEquity, Inc.*	29,334,961

	Personal Products 1.1%
283,139	Nu Skin Enterprises, Inc., Class A	22,138,638

	Real Estate Services 0.9%
512,198	HFF, Inc., Class A	17,594,001

	Regional Banks 10.6%
933,539	Eagle Bancorp, Inc.*	57,225,941
340,636	Independent Bank Corp.	26,705,863
825,806	Metro Bank plc* (United Kingdom)	35,267,800
343,485	South State Corp.	29,625,581
295,626	Texas Capital Bancshares, Inc.*	27,049,779
564,573	Webster Financial Corp.	35,963,300

		211,838,264

	Semiconductors 2.0%
297,517	Monolithic Power Systems, Inc.	39,769,097

	Specialty Chemicals 2.3%
461,056	Balchem Corp.	45,248,036

	Specialty Stores 2.4%
482,484	Five Below, Inc.*	47,143,512

	Systems Software 1.1%
188,794	Proofpoint, Inc.*	21,769,836

	Trading Companies & Distributors 1.7%
397,177	SiteOne Landscape Supply, Inc.*	33,350,953

	Trucking 4.0%
778,810	Knight-Swift Transportation Holdings, Inc.	29,758,330
336,768	Old Dominion Freight Line, Inc.	50,164,961

		79,923,291

	Total Common Stocks (cost $1,178,207,955)	1,935,822,584

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.9%

	Repurchase Agreement 2.9%
$57,270,718	Repurchase Agreement dated 6/29/18, 0.35% due 7/2/18 with Fixed Income Clearing Corp. collateralized by $60,955,000 of United States Treasury Notes 2.000% due 2/15/25; value: $58,420,247; repurchase proceeds: $57,272,388 (cost $57,270,718)	$57,270,718

	Total Short-Term Investments (cost $57,270,718)	57,270,718

	Total Investments (cost $1,235,478,673) 100.2%	1,993,093,302
	Liabilities less Other Assets (0.2%)	(4,597,845)

	NET ASSETS 100.0%	$1,988,495,457

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2018, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	1.0
Ireland	3.1
Netherlands	1.4
United Kingdom	3.6
United States	90.9

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.4%

	Apparel, Accessories & Luxury Goods 4.7%
29,511	Page Industries Ltd. (India)	$11,952,569

	Auto Parts & Equipment 6.4%
586,725	Endurance Technologies Ltd. (India)	10,687,189
1,374,500	Minda Corp. Ltd. (India)	3,327,167
22,202	WABCO India Ltd. (India)	2,266,328

		16,280,684

	Building Products 3.0%
533,227	Kajaria Ceramics Ltd. (India)	3,756,287
544,373	Somany Ceramics Ltd. (India)	3,932,929

		7,689,216

	Commodity Chemicals 6.2%
1,757,397	Berger Paints India Ltd. (India)	7,194,773
686,934	Gulf Oil Lubricants India Ltd. (India)	8,524,639

		15,719,412

	Consumer Finance 9.9%
997,342	AU Small Finance Bank Ltd.* (India)	9,568,748
459,444	Bajaj Finance Ltd. (India)	15,416,504

		24,985,252

	Department Stores 6.4%
446,510	V-Mart Retail Ltd. (India)	16,201,180

	Diversified Banks 6.4%
318,000	HDFC Bank Ltd. (India)	9,797,825
135,998	IndusInd Bank Ltd. (India)	3,845,916
316,807	RBL Bank Ltd. (India)	2,557,021

		16,200,762

	Diversified Chemicals 4.3%
701,783	Pidilite Industries Ltd. (India)	10,902,911

	Electrical Components & Equipment 4.5%
1,067,869	Amara Raja Batteries Ltd. (India)	11,316,154

	Financial Exchanges & Data 1.9%
182,443	CRISIL Ltd. (India)	4,761,119

	Food Retail 0.5%
62,430	Avenue Supermarts Ltd.* (India)	1,354,936

	Health Care Services 4.2%
757,494	Dr. Lal PathLabs Ltd. (India)	10,546,762

	Hotels, Resorts & Cruise Lines 1.9%
944,945	Byke Hospitality Ltd. (The) (India)	2,114,283
2,479,593	Lemon Tree Hotels Ltd.* (India)	2,786,669

		4,900,952

	Housewares & Specialties 1.5%
1,079,730	LA Opala RG Ltd. (India)	3,766,408

	Human Resource & Employment Services 0.6%
90,073	Quess Corp. Ltd.* (India)	1,496,133

	Industrial Conglomerates 2.1%
18,485	3M India Ltd.* (India)	5,325,482

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial Machinery 2.9%
1,885,105	Elgi Equipments Ltd. (India)	$7,408,079

	Internet & Direct Marketing Retail 4.7%
327,607	MakeMyTrip Ltd.* (India)	11,842,993

	Internet Software & Services 1.4%
212,741	Info Edge India Ltd. (India)	3,671,075

	IT Consulting & Other Services 2.7%
285,609	Larsen & Toubro Infotech Ltd. (India)	6,944,615

	Life & Health Insurance 2.3%
631,748	ICICI Prudential Life Insurance Co. Ltd. (India)	3,477,080
366,238	Max Financial Services Ltd.* (India)	2,332,987

		5,810,067

	Life Sciences Tools & Services 3.9%
653,046	Divi’s Laboratories Ltd. (India)	9,893,625

	Packaged Foods & Meats 3.5%
94,419	Britannia Industries Ltd. (India)	8,599,205
141,630	Prabhat Dairy Ltd. (India)	272,759

		8,871,964

	Personal Products 5.0%
247,434	Dabur India Ltd. (India)	1,406,634
439,542	Godrej Consumer Products Ltd. (India)	7,833,041
23,217	Procter & Gamble Hygiene & Health Care Ltd. (India)	3,355,410

		12,595,085

	Pharmaceuticals 0.5%
310,953	Amrutanjan Health Care Ltd. (India)	1,234,463

	Property & Casualty Insurance 2.0%
491,429	ICICI Lombard General Insurance Co. Ltd. (India)	5,092,528

	Regional Banks 1.1%
355,729	Bandhan Bank Ltd.* (India)	2,747,340

	Specialty Chemicals 1.1%
150,898	Asian Paints Ltd. (India)	2,783,844

	Thrifts & Mortgage Finance 5.8%
629,628	GRUH Finance Ltd. (India)	2,802,380
427,694	Housing Development Finance Corp. Ltd. (India)	11,911,011

		14,713,391

	Total Common Stocks (cost $205,428,762)	257,009,001

	Total Investments (cost $205,428,762) 101.4%	257,009,001
	Liabilities less Other Assets (1.4%)	(3,438,189)

	NET ASSETS 100.0%	$253,570,812

	*Non-income producing.

	See Notes to Schedules of Investments.

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2018, Wasatch Emerging India Fund’s investments were in the following countries:

COUNTRY	%
India	100.0

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.3%

	Airport Services 4.0%
96,969	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)	$899,857
61,376	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	975,019

		1,874,876

	Apparel, Accessories & Luxury Goods 3.5%
4,010	Page Industries Ltd. (India)	1,624,133

	Biotechnology 5.1%
3,487	Medytox, Inc. (Korea)	2,400,695

	Commodity Chemicals 1.0%
114,057	Berger Paints India Ltd. (India)	466,949

	Consumer Finance 6.5%
89,962	Bajaj Finance Ltd. (India)	3,018,648

	Diversified Banks 9.1%
55,732	HDFC Bank Ltd. (India)	1,717,146
110,076	Kasikornbank Public Co. Ltd. (Thailand)	664,509
822,764	PT Bank Central Asia Tbk (Indonesia)	1,232,998
31,094	TCS Group Holding plc GDR (Russia)	643,646

		4,258,299

	Drug Retail 3.7%
101,758	Raia Drogasil S.A. (Brazil)	1,743,335

	Electrical Components & Equipment 2.0%
88,988	Amara Raja Batteries Ltd. (India)	943,001

	Food Retail 4.0%
10,587	BGF retail Co. Ltd. (Korea)	1,852,369

	Health Care Facilities 3.9%
38,813	NMC Health plc (United Arab Emirates)	1,834,825

	Highways & Railtracks 0.9%
45,702	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	409,058

	Home Furnishings 1.6%
86,000	Nien Made Enterprise Co. Ltd. (Taiwan)	734,802

	Household Appliances 2.0%
167,500	Techtronic Industries Co. Ltd. (Hong Kong)	934,043

	Human Resource & Employment Services 3.5%
16,794	51job, Inc. ADR* (China)	1,639,766

	Industrial Machinery 1.6%
184,126	Weg S.A. (Brazil)	771,990

	Internet & Direct Marketing Retail 8.2%
46,731	Ctrip.com International Ltd., ADR* (China)	2,225,797
44,292	MakeMyTrip Ltd.* (India)	1,601,156

		3,826,953

	Internet Software & Services 11.9%
13,473	Alibaba Group Holding Ltd., ADR* (China)	2,499,646
2,943	MercadoLibre, Inc. (Brazil)	879,751
43,125	Tencent Holdings Ltd. (China)	2,164,605

		5,544,002

	Life & Health Insurance 3.5%
68,719	Discovery Ltd. (South Africa)	738,914
163,117	ICICI Prudential Life Insurance Co. Ltd. (India)	897,780

		1,636,694

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Marine Ports & Services 0.7%
219,246	International Container Terminal Services, Inc. (Philippines)	$317,566

	Packaged Foods & Meats 6.9%
14,235	Britannia Industries Ltd. (India)	1,296,452
77,438	M Dias Branco S.A. (Brazil)	747,257
369,905	Vitasoy International Holdings Ltd. (China)	1,183,417

		3,227,126

	Personal Products 4.6%
62,879	Godrej Consumer Products Ltd. (India)	1,120,561
812	LG Household & Health Care Ltd. (Korea)	1,017,095

		2,137,656

	Semiconductors 3.8%
72,567	Silergy Corp. (Taiwan)	1,763,686

	Specialty Chemicals 2.5%
64,172	Asian Paints Ltd. (India)	1,183,878

	Technology Hardware, Storage & Peripherals 1.8%
58,672	Ennoconn Corp. (Taiwan)*	851,546

	Thrifts & Mortgage Finance 1.0%
29,388	PNB Housing Finance Ltd. (India)	484,260

	Total Common Stocks (cost $35,065,793)	45,480,156

	PREFERRED STOCKS 3.2%

	Diversified Banks 3.2%
119,533	Banco Davivienda S.A., 1.08% (Colombia)	1,508,920

	Total Preferred Stocks (cost $1,171,865)	1,508,920

	Total Investments (cost $36,237,658) 100.5%	46,989,076
	Liabilities less Other Assets (0.5%)	(256,544)

	NET ASSETS 100.0%	$46,732,532

	*Non-income producing. ADR American Depositary Receipt. GDR Global Depositary Receipt. See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2018, Wasatch Emerging Markets Select Fund’s investments were in the following countries:

COUNTRY	%
Brazil	8.8
China	20.7
Colombia	3.2
Hong Kong	2.0
India	30.5
Indonesia	2.6
Korea	11.2
Mexico	4.9
Philippines	0.7
Russia	1.4
South Africa	1.6
Taiwan	7.1
Thailand	1.4
United Arab Emirates	3.9

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.5%

	Air Freight & Logistics 0.7%
3,856,900	Aramex PJSC (United Arab Emirates)	$4,147,599

	Airport Services 3.0%
2,185,067	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	11,411,495
380,892	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	6,050,852

		17,462,347

	Asset Management & Custody Banks 0.4%
1,642,075	Peregrine Holdings Ltd. (South Africa)	2,580,874

	Auto Parts & Equipment 1.4%
1,869,768	Minth Group Ltd. (Hong Kong)	7,900,328

	Automotive Retail 3.9%
10,295,124	China Yongda Automobiles Services Holdings Ltd. (China)	10,090,943
4,833,000	China ZhengTong Auto Services Holdings Ltd. (China)	3,221,754
3,225,735	Zhongsheng Group Holdings Ltd. (China)	9,682,632

		22,995,329

	Biotechnology 5.0%
93,999	China Biologic Products Holdings, Inc.* (China)	9,336,921
28,754	Medytox, Inc. (Korea)	19,796,271

		29,133,192

	Building Products 1.4%
1,119,751	Kajaria Ceramics Ltd. (India)	7,888,022

	Commodity Chemicals 2.9%
2,163,282	Berger Paints India Ltd. (India)	8,856,464
7,106,902	TOA Paint Thailand Public Co. Ltd. (Thailand)	8,151,593

		17,008,057

	Consumer Finance 6.7%
873,250	AU Small Finance Bank Ltd.* (India)	8,378,178
212,519	Bajaj Finance Ltd. (India)	7,131,011
98,292	KRUK S.A. (Poland)	5,248,328
4,232,275	Muangthai Capital Public Co. Ltd. (Thailand)	4,215,668
4,799,963	Srisawad Corp. Public Co. Ltd. (Thailand)	4,274,039
3,658,651	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	9,815,230

		39,062,454

	Data Processing & Outsourced Services 0.4%
10,096,427	My EG Services Berhad (Malaysia)	2,411,945

	Department Stores 1.1%
594,946	Poya International Co. Ltd. (Taiwan)	6,400,521

	Diversified Banks 3.8%
719,001	RBL Bank Ltd. (India)	5,803,219
1,349,674	Security Bank Corp. (Philippines)	5,058,037
539,197	TCS Group Holding plc GDR (Russia)	11,161,378

		22,022,634

	Diversified Chemicals 1.2%
449,715	Pidilite Industries Ltd. (India)	6,986,779

	Diversified Support Services 1.4%
8,802,000	Greentown Service Group Co. Ltd. (China)	7,987,947

	Drug Retail 3.6%
869,352	Clicks Group Ltd. (South Africa)	12,455,167
486,407	Raia Drogasil S.A. (Brazil)	8,333,206

		20,788,373

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electrical Components & Equipment 3.5%
577,482	Amara Raja Batteries Ltd. (India)	$6,119,548
644,647	Bizlink Holding, Inc. (Taiwan)	4,535,375
573,021	Voltronic Power Technology Corp. (Taiwan)	9,792,018

		20,446,941

	Electronic Equipment & Instruments 1.8%
1,965,616	Chroma ATE, Inc. (Taiwan)	10,573,201

	Electronic Manufacturing Services 0.8%
7,958,350	Inari Amertron Berhad (Malaysia)	4,452,499

	Fertilizers & Agricultural Chemicals 0.5%
47,240	Bayer CropScience Ltd. (India)	3,130,258

	Food Retail 1.5%
49,352	BGF retail Co. Ltd. (Korea)	8,634,939

	Footwear 1.3%
361,800	Arezzo Industria e Comercio S.A. (Brazil)	4,163,395
56,574	CCC S.A. (Poland)	3,126,512

		7,289,907

	General Merchandise Stores 2.9%
519,732	Magazine Luiza S.A. (Brazil)	17,163,258

	Health Care Equipment 1.4%
156,795	DIO Corp.* (Korea)	5,071,745
2,348,000	Microport Scientific Corp. (Hong Kong)	2,837,137

		7,908,882

	Health Care Services 0.8%
349,285	Dr. Lal PathLabs Ltd. (India)	4,863,175

	Highways & Railtracks 1.0%
8,036,875	Yuexiu Transport Infrastructure Ltd. (China)	5,859,453

	Home Furnishings 2.6%
31,072	Hanssem Co. Ltd. (Korea)	2,927,375
10,875,122	Man Wah Holdings Ltd. (China)	8,538,640
450,878	Nien Made Enterprise Co. Ltd. (Taiwan)	3,852,394

		15,318,409

	Hotels, Resorts & Cruise Lines 3.5%
296,859	GreenTree Hospitality Group Ltd., ADR* (China)	5,370,179
196,544	Huazhu Group Ltd., ADR (China)	8,252,883
6,718,091	Minor International Public Co. Ltd. (Thailand)	6,590,340

		20,213,402

	Human Resource & Employment Services 3.4%
201,941	51job, Inc. ADR* (China)	19,717,519

	Industrial Conglomerates 1.4%
27,880	3M India Ltd.* (India)	8,032,158

	Industrial Machinery 2.0%
641,583	Airtac International Group (Taiwan)	9,122,332
669,612	Elgi Equipments Ltd. (India)	2,631,439

		11,753,771

	Internet & Direct Marketing Retail 1.2%
197,665	MakeMyTrip Ltd.* (India)	7,145,590

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Internet Software & Services 2.6%
60,740	Cafe24 Corp.* (Korea)	$9,755,460
315,452	Info Edge India Ltd. (India)	5,443,463

		15,198,923

	Life & Health Insurance 0.9%
792,584	Max Financial Services Ltd.* (India)	5,048,869

	Marine 0.6%
3,347,597	SITC International Holdings Co. Ltd. (China)	3,733,491

	Marine Ports & Services 0.6%
2,402,541	International Container Terminal Services, Inc. (Philippines)	3,479,954

	Movies & Entertainment 1.2%
88,190	Kakao M Corp. (Korea)	7,121,669

	Oil & Gas Exploration & Production 0.8%
236,374	Parex Resources, Inc.* (Colombia)	4,462,635

	Other Diversified Financial Services 0.0%
25,272	TI Financial Holdings Ltd. (India)	226,679

	Packaged Foods & Meats 4.6%
94,153	Britannia Industries Ltd. (India)	8,574,979
597,900	M Dias Branco S.A. (Brazil)	5,769,583
3,919,243	Vitasoy International Holdings Ltd. (China)	12,538,620

		26,883,182

	Pharmaceuticals 0.6%
13,017,213	China Animal Healthcare Ltd.* *** (China)	16,592
9,862	Hanmi Pharm Co. Ltd. (Korea)	3,725,349

		3,741,941

	Real Estate Operating Companies 0.9%
1,884,895	Parque Arauco S.A. (Chile)	5,302,209

	Regional Banks 1.0%
16,320,060	PT Bank Tabungan Negara Tbk (Indonesia)	2,790,241
598,028	Regional S.A.B. de C.V. (Mexico)	3,219,855

		6,010,096

	Research & Consulting Services 0.0%
1	Sporton International, Inc. (Taiwan)	5

	Restaurants 1.2%
728,622	Gourmet Master Co. Ltd. (Taiwan)	7,049,986

	Semiconductor Equipment 1.9%
113,343	Koh Young Technology, Inc. (Korea)	10,373,249
38,683	TES Co. Ltd. (Korea)	813,922

		11,187,171

	Semiconductors 7.2%
451,645	ASPEED Technology, Inc. (Taiwan)	11,836,081
171,538	eMemory Technology, Inc. (Taiwan)*	2,149,254
380,735	Parade Technologies Ltd. (Taiwan)	6,393,765
558,352	Silergy Corp. (Taiwan)	13,570,324
1,139,760	Win Semiconductors Corp. (Taiwan)	8,205,629

		42,155,053

	Specialty Chemicals 2.2%
19,077,324	D&L Industries, Inc. (Philippines)	3,631,903
91,785	Frutarom Industries Ltd. (Israel)	9,027,062

		12,658,965

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Systems Software 2.2%
226,586	Douzone Bizon Co. Ltd. (Korea)	$12,605,053

	Technology Hardware, Storage & Peripherals 1.7%
687,398	Ennoconn Corp. (Taiwan)*	9,976,667

	Thrifts & Mortgage Finance 0.8%
274,171	PNB Housing Finance Ltd. (India)	4,517,829

	Total Common Stocks (cost $409,141,336)	568,640,140

	PREFERRED STOCKS 1.3%

	Personal Products 1.3%
11,521	LG Household & Health Care Ltd., 1.24% (Korea)	7,546,281

	Total Preferred Stocks (cost $4,925,629)	7,546,281

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
$7,818,713	Repurchase Agreement dated 6/29/18, 0.35% due 7/2/18 with Fixed Income Clearing Corp. collateralized by $8,325,000 of United States Treasury Notes 2.00% due 2/15/25; value: $7,978,813; repurchase proceeds: $7,818,941 (cost $7,818,713)	$7,818,713

	Total Short-Term Investments (cost $7,818,713)	7,818,713

	Total Investments (cost $421,885,678) 100.1%§	584,005,134
	Liabilities less Other Assets (0.1%)	(861,054)

	NET ASSETS 100.0%	$583,144,080

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.55%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2018, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	6.1
Chile	0.9
China	18.1
Colombia	0.8
Hong Kong	1.9
India	17.5
Indonesia	0.5
Israel	1.6
Korea	15.3
Malaysia	1.2
Mexico	5.3
Philippines	2.1
Poland	1.5
Russia	1.9
South Africa	2.6
Taiwan	18.0
Thailand	4.0
United Arab Emirates	0.7

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 91.9%

	Air Freight & Logistics 4.9%
6,065,527	Aramex PJSC (United Arab Emirates)	$6,522,694

	Airport Services 1.7%
324,300	Airports Corp. of Vietnam JSC (Vietnam)	1,292,482
61,939	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	983,963

		2,276,445

	Apparel, Accessories & Luxury Goods 1.5%
510,000	Phu Nhuan Jewelry JSC (Vietnam)	1,932,618

	Automobile Manufacturers 1.0%
80,081	Honda Atlas Cars Pakistan Ltd. (Pakistan)	207,373
99,190	Indus Motor Co. Ltd. (Pakistan)	1,149,118

		1,356,491

	Cable & Satellite 4.5%
23,519	Naspers Ltd., Class N (South Africa)	5,975,120

	Consumer Finance 6.1%
997,072	Delta Brac Housing Finance Corp. Ltd. (Bangladesh)	1,560,624
1,624,000	Srisawad Corp. Public Co. Ltd. (Thailand)	1,446,061
904,037	Transaction Capital Ltd. (South Africa)	1,126,957
1,488,820	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	3,994,125

		8,127,767

	Diversified Banks 17.5%
2,714,685	Banca Transilvania S.A. (Romania)	1,631,401
636,556	BDO Unibank, Inc. (Philippines)	1,496,937
560,686	Commercial International Bank S.A.E (Egypt)	2,654,286
15,848	Credicorp Ltd. (Peru)	3,567,702
88,115	Grupo Financiero Galicia S.A., ADR (Argentina)	2,906,033
32,145	Grupo Supervielle S.A., ADR (Argentina)	340,094
1,426,900	HDBank (Vietnam)	2,246,768
1,676,153	National Bank of Kuwait SAK (Kuwait)	4,152,319
32,842	TBC Bank Group plc (Georgia)	756,773
150,644	TCS Group Holding plc GDR (Russia)	3,118,331
90,000	Vietnam Technological & Commercial Joint Stock Bank* (Vietnam)	359,475

		23,230,119

	Diversified Real Estate Activities 5.1%
6,241,726	Ayala Land, Inc. (Philippines)	4,432,687
704,041	Consultatio S.A. (Argentina)	910,324
293,025	Vingroup JSC* (Vietnam)	1,372,049

		6,715,060

	Education Services 2.1%
240,700	Human Soft Holding Co. KSC (Kuwait)	2,784,249

	Financial Exchanges & Data 2.7%
301,048	Bolsas y Mercados Argentinos S.A. (Argentina)	3,621,943

	Food Retail 6.8%
788,400	CP ALL Public Co. Ltd. (Thailand)	1,749,091
2,659,514	Philippine Seven Corp. (Philippines)	7,225,925

		8,975,016

	Health Care Distributors 3.3%
6,779,403	Ibnsina Pharma S.A.E.* (Egypt)	4,361,706

	Health Care Facilities 6.9%
10,508,945	Cleopatra Hospital* (Egypt)	2,302,687
143,795	NMC Health plc (United Arab Emirates)	6,797,687

		9,100,374

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Hypermarkets & Super Centers 1.9%
101,593	InRetail Peru Corp.* (Peru)	$2,539,825

	Industrial Conglomerates 0.9%
69,085	SM Investments Corp. (Philippines)	1,132,700

	Internet Software & Services 1.2%
5,399	MercadoLibre, Inc. (Brazil)	1,613,923

	Multi-Sector Holdings 2.9%
223,220	Ayala Corp. (Philippines)	3,848,080

	Oil & Gas Storage & Transportation 1.1%
123,195	Transportadora de Gas del Sur S.A., ADR* (Argentina)	1,495,587

	Packaged Foods & Meats 5.1%
1,116,321	Alicorp S.A. (Peru)	3,756,196
400,195	Vietnam Dairy Products JSC (Vietnam)	2,963,310

		6,719,506

	Pharmaceuticals 3.3%
540,543	Searle Company Ltd. (The) (Pakistan)	1,499,901
808,698	Square Pharmaceuticals Ltd. (Bangladesh)	2,840,758

		4,340,659

	Real Estate Development 0.0%
7,511	Nam Long Investment Corp. (Vietnam)	9,160

	Real Estate Operating Companies 1.8%
2,623,609	SM Prime Holdings, Inc. (Philippines)	1,767,344
360,160	Vincom Retail JSC* (Vietnam)	608,673

		2,376,017

	Restaurants 1.6%
18,523	AmRest Holdings SE* (Poland)	2,175,889

	Specialty Chemicals 1.1%
7,823,497	D&L Industries, Inc. (Philippines)	1,489,422

	Technology Distributors 4.1%
3,031,089	FPT Corp. (Vietnam)	5,479,025

	Wireless Telecommunication Services 2.8%
12,649,838	Safaricom plc (Kenya)	3,665,258

	Total Common Stocks (cost $109,485,442)	121,864,653

	PREFERRED STOCKS 4.2%

	Diversified Banks 4.2%
443,133	Banco Davivienda S.A., 1.08% (Colombia)	5,593,873

	Total Preferred Stocks (cost $4,596,297)	5,593,873

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value

	PARTICIPATION NOTES 2.5%

	Diversified Banks 2.5%
144,555	Al-Rajhi Bank, HSBC Bank plc, expiring 1/19/21*** (Saudi Arabia)	$3,326,382

	Total Participation Notes (cost $2,959,312)	3,326,382

	Total Investments (cost $117,041,051) 98.6%§	130,784,908
	Other Assets less Liabilities 1.4%§§	1,823,557

	NET ASSETS 100.0%	$132,608,465

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 2.00%.

§§Other Assets less Liabilities included USD held in Zimbabwe, which was fair valued during the period (see Note 8).

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2018, Wasatch Frontier Emerging Small Countries Fund’s investments were in the following countries:

COUNTRY	%
Argentina	7.1
Bangladesh	3.4
Brazil	1.2
Colombia	4.3
Egypt	7.1
Georgia	0.6
Kenya	2.8
Kuwait	5.3
Mexico	3.8
Pakistan	2.2
Peru	7.5
Philippines	16.4
Poland	1.7
Romania	1.3
Russia	2.4
Saudi Arabia	2.5
South Africa	5.4
Thailand	2.4
United Arab Emirates	10.2
Vietnam	12.4

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.7%

	Airlines 1.1%
9,235	Allegiant Travel Co.	$1,283,203

	Apparel, Accessories & Luxury Goods 0.6%
26,575	Ted Baker plc (United Kingdom)	755,459

	Application Software 9.3%
13,831	Aveva Group plc (United Kingdom)	490,288
37,703	Globant S.A.* (Argentina)	2,141,153
16,408	HubSpot, Inc.*	2,057,563
8,255	Tyler Technologies, Inc.*	1,833,436
8,781	Ultimate Software Group, Inc. (The)*	2,259,439
38,387	Zendesk, Inc.*	2,091,708

		10,873,587

	Automotive Retail 1.5%
30,154	Monro, Inc.	1,751,947

	Biotechnology 9.3%
106,661	Abcam plc (United Kingdom)	1,877,817
13,494	China Biologic Products Holdings, Inc.* (China)	1,340,359
26,770	Exact Sciences Corp.*	1,600,578
5,659	Medytox, Inc. (Korea)	3,896,053
62,297	Sangamo Therapeutics Inc.*	884,617
19,007	Seattle Genetics, Inc.*	1,261,875

		10,861,299

	Building Products 3.2%
141,009	Somany Ceramics Ltd. (India)	1,018,747
43,358	Trex Co., Inc.*	2,713,777

		3,732,524

	Commercial Printing 1.5%
12,006	Cimpress N.V.*	1,740,390

	Consumer Finance 5.8%
179,478	AU Small Finance Bank Ltd.* (India)	1,721,957
34,477	Bajaj Finance Ltd. (India)	1,156,865
4,108	Credit Acceptance Corp.*	1,451,767
731,271	Srisawad Corp. Public Co. Ltd. (Thailand)	651,147
660,800	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	1,772,758

		6,754,494

	Data Processing & Outsourced Services 0.8%
8,300	GMO Payment Gateway, Inc. (Japan)	958,082

	Diversified Chemicals 1.0%
75,307	Pidilite Industries Ltd. (India)	1,169,971

	Diversified Real Estate Activities 0.7%
44,379	Patrizia Immobilien AG (Germany)	855,644

	Diversified Support Services 2.7%
56,288	Copart, Inc.*	3,183,649

	Drug Retail 1.0%
15,590	Ain Holdings, Inc. (Japan)	1,150,434

	Electrical Components & Equipment 2.2%
96,242	Amara Raja Batteries Ltd. (India)	1,019,872
92,744	Voltronic Power Technology Corp. (Taiwan)	1,584,847

		2,604,719

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	General Merchandise Stores 3.7%
40,904	Ollie’s Bargain Outlet Holdings, Inc.*	$2,965,540
27,584	Seria Co. Ltd. (Japan)	1,325,447

		4,290,987

	Health Care Equipment 3.4%
22,552	Cantel Medical Corp.	2,218,215
12,089	Cochlear Ltd. (Australia)	1,790,814

		4,009,029

	Health Care Facilities 2.5%
81,675	Ensign Group, Inc. (The)	2,925,599

	Health Care Services 1.0%
87,039	Dr. Lal PathLabs Ltd. (India)	1,211,864

	Health Care Supplies 1.4%
41,900	Asahi Intecc Co. Ltd. (Japan)	1,585,702

	Health Care Technology 0.7%
20,680	M3, Inc. (Japan)	824,660

	Homebuilding 1.3%
26,917	LGI Homes, Inc.*	1,553,918

	Human Resource & Employment Services 0.7%
15,200	en-japan, Inc. (Japan)	767,448

	Industrial Conglomerates 1.1%
4,332	3M India Ltd.* (India)	1,248,038

	Industrial Machinery 6.7%
37,468	Altra Industrial Motion Corp.	1,614,871
35,600	MISUMI Group, Inc. (Japan)	1,038,595
16,246	RBC Bearings, Inc.*	2,092,647
347,031	Rotork plc (United Kingdom)	1,532,907
32,117	Sun Hydraulics Corp.	1,547,718

		7,826,738

	Internet & Direct Marketing Retail 3.8%
71,818	MakeMyTrip Ltd.* (India)	2,596,221
15,155	Wayfair, Inc., Class A*	1,799,808

		4,396,029

	Internet Software & Services 6.9%
28,300	Envestnet, Inc.*	1,555,085
139,800	Infomart Corp. (Japan)	1,858,697
4,969	MercadoLibre, Inc. (Brazil)	1,485,383
22,504	Scout24 AG (Germany)	1,194,171
58,630	SMS Co. Ltd. (Japan)	1,071,295
2,875	XING SE (Germany)	928,328

		8,092,959

	Life & Health Insurance 1.4%
291,667	ICICI Prudential Life Insurance Co. Ltd. (India)	1,605,307

	Life Sciences Tools & Services 1.1%
12,302	Sartorius Stedim Biotech (France)	1,285,782

	Managed Health Care 2.5%
39,133	HealthEquity, Inc.*	2,938,888

	Movies & Entertainment 0.8%
10,989	Kakao M Corp. (Korea)	887,402

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Packaged Foods & Meats 1.1%
416,000	Vitasoy International Holdings Ltd. (China)	$1,330,886

	Pharmaceuticals 1.8%
25,464	Intra-Cellular Therapies, Inc.*	449,949
10,223	Ipsen S.A. (France)	1,603,927

		2,053,876

	Property & Casualty Insurance 1.0%
111,427	ICICI Lombard General Insurance Co. Ltd. (India)	1,154,684

	Regional Banks 6.1%
43,506	Canadian Western Bank (Canada)	1,146,680
28,452	Eagle Bancorp, Inc.*	1,744,108
62,624	Metro Bank plc* (United Kingdom)	2,674,491
17,219	Texas Capital Bancshares, Inc.*	1,575,538

		7,140,817

	Research & Consulting Services 1.6%
63,400	Nihon M&A Center, Inc. (Japan)	1,841,042

	Restaurants 0.7%
22,244	Domino’s Pizza Enterprises Ltd. (Australia)	859,629

	Semiconductor Equipment 1.0%
73,600	Japan Material Co. Ltd. (Japan)	1,139,416

	Semiconductors 0.8%
10,649	Melexis N.V. (Belgium)	988,654

	Specialized Finance 0.4%
16,916	Banca IFIS S.p.A. (Italy)	509,271

	Specialty Chemicals 0.7%
81,221	Hexpol AB (Sweden)	845,150

	Specialty Stores 1.5%
18,258	Five Below, Inc.*	1,783,989

	Trading Companies & Distributors 1.6%
42,400	MonotaRO Co. Ltd. (Japan)	1,876,530

	Trucking 1.7%
51,289	Knight-Swift Transportation Holdings, Inc.	1,959,753

	Total Common Stocks (cost $74,505,596)	116,609,449

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.2%

	Repurchase Agreement 0.2%
$273,438	Repurchase Agreement dated 6/29/18, 0.35% due 7/2/18 with Fixed Income Clearing Corp. collateralized by $295,000 of United States Treasury Notes 2.000% due 2/15/25; value: $282,733; repurchase proceeds: $273,446 (cost $273,438)	$273,438

	Total Short-Term Investments (cost $273,438)	273,438

	Total Investments (cost $74,779,034) 99.9%	116,882,887
	Other Assets less Liabilities 0.1%	77,227

	NET ASSETS 100.0%	$116,960,114

	*Non-income producing.

	See Notes to Schedules of Investments.

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2018, Wasatch Global Opportunities Fund’s investments, excluding short- term investments, were in the following countries:

COUNTRY	%
Argentina	1.8
Australia	2.3
Belgium	0.8
Brazil	1.3
Canada	1.0
China	2.3
France	2.5
Germany	2.6
India	11.9
Italy	0.4
Japan	13.2
Korea	4.1
Mexico	1.5
Sweden	0.7
Taiwan	1.4
Thailand	0.6
United Kingdom	6.3
United States	45.3

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.6%

	Airport Services 1.0%
3,036,772	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	$15,859,518

	Apparel, Accessories & Luxury Goods 4.0%
555,782	Moncler S.p.A. (Italy)	25,312,647
54,705	Page Industries Ltd. (India)	22,156,663
530,249	Ted Baker plc (United Kingdom)	15,073,613

		62,542,923

	Application Software 4.8%
592,850	Aveva Group plc (United Kingdom)	21,015,642
885,285	GB Group plc (United Kingdom)	6,975,081
118,429	Nemetschek SE (Germany)	14,258,873
4,046,484	Technology One Ltd. (Australia)	12,727,052
1,633,068	WiseTech Global Ltd. (Australia)	18,925,925

		73,902,573

	Asset Management & Custody Banks 0.9%
729,026	Burford Capital Ltd. (United Kingdom)	14,393,501

	Auto Parts & Equipment 0.1%
82,698	Endurance Technologies Ltd. (India)	1,506,343

	Biotechnology 3.4%
1,923,929	Abcam plc (United Kingdom)	33,871,676
26,520	Medytox, Inc. (Korea)	18,258,229

		52,129,905

	Commodity Chemicals 1.9%
3,599,405	Berger Paints India Ltd. (India)	14,735,942
12,852,446	TOA Paint Thailand Public Co. Ltd. (Thailand)	14,741,713

		29,477,655

	Construction Machinery & Heavy Trucks 0.7%
498,400	Takeuchi Manufacturing Co. Ltd. (Japan)	10,497,844

	Consumer Finance 0.7%
1,134,156	AU Small Finance Bank Ltd.* (India)	10,881,376

	Data Processing & Outsourced Services 1.4%
184,300	GMO Payment Gateway, Inc. (Japan)	21,274,028

	Diversified Banks 1.0%
4,155,130	Security Bank Corp. (Philippines)	15,571,762

	Diversified Real Estate Activities 1.3%
1,053,113	Patrizia Immobilien AG (Germany)	20,304,417

	Drug Retail 5.2%
318,928	Ain Holdings, Inc. (Japan)	23,534,677
981,298	Clicks Group Ltd. (South Africa)	14,059,012
284,400	Create SD Holdings Co. Ltd. (Japan)	8,181,493
237,800	Kusuri no Aoki Holdings Co. Ltd. (Japan)	15,829,707
1,096,100	Raia Drogasil S.A. (Brazil)	18,778,569

		80,383,458

	Electrical Components & Equipment 1.7%
1,164,444	Amara Raja Batteries Ltd. (India)	12,339,554
869,277	Voltronic Power Technology Corp. (Taiwan)	14,854,562

		27,194,116

	Electronic Equipment & Instruments 1.8%
169,769	Ai Holdings Corp. (Japan)	3,683,197
1,328,351	Halma plc (United Kingdom)	24,017,358

		27,700,555

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	General Merchandise Stores 2.5%
3,346,393	B&M European Value Retail S.A. (United Kingdom)	$17,846,687
431,826	Seria Co. Ltd. (Japan)	20,749,802

		38,596,489

	Health Care Distributors 0.8%
522,500	Japan Lifeline Co. Ltd. (Japan)	12,846,001

	Health Care Equipment 2.1%
223,059	Cochlear Ltd. (Australia)	33,043,027

	Health Care Supplies 1.8%
719,800	Asahi Intecc Co. Ltd. (Japan)	27,240,771

	Health Care Technology 1.1%
429,160	M3, Inc. (Japan)	17,113,683

	Home Furnishing Retail 0.7%
307,416	Maisons du Monde S.A. (France)	11,322,873

	Hotels, Resorts & Cruise Lines 2.2%
1,148,667	Corporate Travel Management Ltd. (Australia)	23,206,939
10,519,313	Minor International PLC (Thailand)	10,319,278

		33,526,217

	Household Products 1.4%
449,184	Pigeon Corp. (Japan)	21,867,875

	Human Resource & Employment Services 2.1%
235,508	51job, Inc. ADR* (China)	22,995,001
194,397	en-japan, Inc. (Japan)	9,815,104

		32,810,105

	Industrial Machinery 4.1%
674,415	MISUMI Group, Inc. (Japan)	19,675,387
6,760,531	Rotork plc (United Kingdom)	29,862,650
158,084	Stabilus S.A. (Germany)	14,224,239

		63,762,276

	Internet & Direct Marketing Retail 1.9%
110,742	ASOS plc* (United Kingdom)	8,918,183
2,023,925	Webjet Ltd. (Australia)	20,145,488

		29,063,671

	Internet Software & Services 7.6%
2,116,100	Infomart Corp. (Japan)	28,134,392
239,356	Rightmove plc (United Kingdom)	16,773,769
475,298	Scout24 AG (Germany)	25,221,609
1,249,142	SMS Co. Ltd. (Japan)	22,824,498
75,650	XING SE (Germany)	24,427,135

		117,381,403

	Investment Banking & Brokerage 1.0%
300,072	Avanza Bank Holding AB (Sweden)	15,411,072

	IT Consulting & Other Services 1.1%
244,620	Reply S.p.A. (Italy)	16,625,833

	Life & Health Insurance 0.7%
1,643,182	Max Financial Services Ltd.* (India)	10,467,296

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 0.8%
54,007	Tecan Group AG (Switzerland)	$13,143,176

	Movies & Entertainment 1.3%
244,921	CTS Eventim AG & Co KGaA (Germany)	12,064,271
101,943	Kakao M Corp. (Korea)	8,232,274

		20,296,545

	Oil & Gas Equipment & Services 4.8%
1,273,637	Computer Modelling Group Ltd. (Canada)	9,784,911
1,260,640	Pason Systems, Inc. (Canada)	20,635,890
94,145	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	11,357,064
874,082	TGS-NOPEC Geophysical Co. ASA (Norway)	32,197,118

		73,974,983

	Other Diversified Financial Services 1.0%
85,787	Hypoport AG* (Germany)	16,029,130

	Packaged Foods & Meats 3.0%
286,097	Calbee, Inc. (Japan)	10,762,715
11,431,449	Vitasoy International Holdings Ltd. (China)	36,572,011

		47,334,726

	Pharmaceuticals 1.8%
181,122	Ipsen S.A. (France)	28,416,943

	Regional Banks 3.0%
881,814	Canadian Western Bank (Canada)	23,241,817
529,084	Metro Bank plc* (United Kingdom)	22,595,657

		45,837,474

	Research & Consulting Services 2.0%
416,143	Funai Soken Holdings, Inc. (Japan)	9,272,680
743,128	Nihon M&A Center, Inc. (Japan)	21,579,339

		30,852,019

	Restaurants 0.7%
295,944	Domino’s Pizza Enterprises Ltd. (Australia)	11,436,878

	Semiconductor Equipment 1.8%
877,000	Japan Material Co. Ltd. (Japan)	13,577,004
158,857	Koh Young Technology, Inc. (Korea)	14,538,730

		28,115,734

	Semiconductors 3.7%
185,092	Melexis N.V. (Belgium)	17,183,960
840,040	Silergy Corp. (Taiwan)	20,416,539
101,140	U-Blox Holding AG* (Switzerland)	20,109,528

		57,710,027

	Soft Drinks 1.4%
470,030	Fevertree Drinks plc (United Kingdom)	21,028,926

	Specialized Finance 0.6%
302,241	Banca IFIS S.p.A. (Italy)	9,099,233

	Specialty Chemicals 3.8%
247,226	Chr. Hansen Holding A/S (Denmark)	22,839,521
118,416	Frutarom Industries Ltd. (Israel)	11,646,223
2,344,985	Hexpol AB (Sweden)	24,400,882

		58,886,626

	Systems Software 2.3%
374,369	Douzone Bizon Co. Ltd. (Korea)	20,826,270
226,300	Kinaxis, Inc.* (Canada)	15,234,131

		36,060,401

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Technology Hardware, Storage & Peripherals 0.4%
459,489	Ennoconn Corp. (Taiwan)*	$6,668,871

	Trading Companies & Distributors 4.2%
1,047,336	Diploma plc (United Kingdom)	18,120,933
614,412	MonotaRO Co. Ltd. (Japan)	27,192,511
917,166	Richelieu Hardware Ltd. (Canada)	19,122,595

		64,436,039

	Total Common Stocks (cost $1,011,501,340)	1,514,026,297

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.5%

	Repurchase Agreement 2.5%
$38,364,262	Repurchase Agreement dated 6/29/18, 0.35% due 7/2/18 with Fixed Income Clearing Corp. collateralized by $40,830,000 of United States Treasury Notes 2.000% due 2/15/25; value: $39,132,125; repurchase proceeds: $38,365,381 (cost $38,364,262)	$38,364,262

	Total Short-Term Investments (cost $38,364,262)	38,364,262

	Total Investments (cost $1,049,865,602) 100.1%§	1,552,390,559
	Liabilities less Other Assets (0.1%)	(2,127,274)

	NET ASSETS 100.0%	$1,550,263,285

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.75%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2018, Wasatch International Growth Fund’s investments, excluding short- term investments, were in the following countries:

COUNTRY	%
Australia	7.9
Austria	0.8
Belgium	1.1
Brazil	1.2
Canada	5.8
China	3.9
Denmark	1.5
France	2.6
Germany	8.4
India	4.8
Israel	0.8
Italy	3.4
Japan	22.8
Korea	4.1
Mexico	1.1
Norway	2.1
Philippines	1.0
South Africa	0.9
Sweden	2.6
Switzerland	2.2
Taiwan	2.8
Thailand	1.7
United Kingdom	16.5

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.2%

	Advertising 1.5%
14,646,600	Plan B Media Public Co. Ltd. (Thailand)	$2,696,778
242,000	Vector, Inc. (Japan)	5,009,836

		7,706,614

	Aerospace & Defense 0.7%
183,082	Avon Rubber plc (United Kingdom)	3,455,203

	Air Freight & Logistics 0.5%
519,695	Freightways Ltd. (New Zealand)	2,752,557

	Apparel, Accessories & Luxury Goods 0.4%
216,524	Mavi Giyim Sanayi Ve Ticaret AS (Turkey)	1,840,090

	Application Software 6.3%
81,690	Esker S.A. (France)	5,657,077
759,306	Fortnox AB (Sweden)	5,637,519
814,938	GB Group plc (United Kingdom)	6,420,823
13,872,000	Humanica Public Co. Ltd. (Thailand)	4,354,627
80,342	Lectra (France)	1,846,444
460,135	Linx S.A. (Brazil)	2,101,371
193,834	Logo Yazilim Sanayi Ve Ticaret A.S.* (Turkey)	1,774,690
537,200	Systena Corp. (Japan)	5,492,575

		33,285,126

	Asset Management & Custody Banks 1.0%
565,900	Sanne Group plc (United Kingdom)	5,033,747

	Auto Parts & Equipment 2.3%
1,023,000	Hota Industrial Manufacturing Co. Ltd. (Taiwan)	4,965,938
502,265	Hu Lane Associate, Inc. (Taiwan)	2,281,638
2,103,361	Minda Corp. Ltd. (India)	5,091,475

		12,339,051

	Automotive Retail 1.0%
2,117,400	Hascol Petroleum Ltd. (Pakistan)	5,470,197

	Brewers 2.4%
685,845	Carlsberg Brewery Malaysia Berhad, Class B (Malaysia)	3,276,843
117,246	Royal Unibrew A/S (Denmark)	9,344,837

		12,621,680

	Building Products 0.6%
2,828,760	Concepcion Industrial Corp. (Philippines)	3,177,667

	Commodity Chemicals 3.0%
980,135	Berger Paints India Ltd. (India)	4,012,667
577,010	Gulf Oil Lubricants India Ltd. (India)	7,160,516
288,077	Supreme Industries Ltd. (India)	4,755,383

		15,928,566

	Consumer Finance 2.2%
360,137	Gruppo MutuiOnline S.p.A. (Italy)	5,988,888
2,105,162	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	5,647,615

		11,636,503

	Department Stores 1.9%
184,908	Poya International Co. Ltd. (Taiwan)	1,989,269
227,874	V-Mart Retail Ltd. (India)	8,268,186

		10,257,455

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Diversified Support Services 3.5%
1,343,912	Clipper Logistics plc (United Kingdom)	$7,484,712
142,700	Japan Elevator Service Holdings Co. Ltd. (Japan)	3,343,394
585,900	Prestige International, Inc. (Japan)	7,869,153

		18,697,259

	Drug Retail 2.1%
56,500	Kusuri no Aoki Holdings Co. Ltd. (Japan)	3,761,053
178,000	Qol Co. Ltd. (Japan)	3,331,220
112,000	Yakuodo Co. Ltd. (Japan)	4,041,367

		11,133,640

	Electrical Components & Equipment 1.6%
252,355	Amara Raja Batteries Ltd. (India)	2,674,193
350,627	Voltronic Power Technology Corp. (Taiwan)	5,991,658

		8,665,851

	Electronic Equipment & Instruments 3.8%
117,633	accesso Technology Group plc* (United Kingdom)	3,912,205
138,480	Isra Vision AG (Germany)	8,506,311
743,876	Smart Metering Systems plc (United Kingdom)	7,637,865

		20,056,381

	Electronic Manufacturing Services 1.1%
354,059	HMS Networks AB (Sweden)	6,055,973

	Financial Exchanges & Data 0.7%
1,003,429	Morningstar Japan KK (Japan)	3,688,711

	Food Retail 5.4%
22,620,997	7-Eleven Malaysia Holdings Berhad, Class B (Malaysia)	8,287,926
5,057,282	Philippine Seven Corp. (Philippines)	13,740,683
79,639	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	3,864,920
3,661,600	Sheng Siong Group Ltd. (Singapore)	2,848,657

		28,742,186

	General Merchandise Stores 1.0%
106,144	Seria Co. Ltd. (Japan)	5,100,357

	Health Care Equipment 0.8%
131,781	DIO Corp.* (Korea)	4,262,634

	Health Care Facilities 0.7%
17,205,696	Cleopatra Hospital* (Egypt)	3,770,057

	Health Care Services 0.2%
124,500	Carenet, Inc. (Japan)	1,214,470

	Health Care Supplies 1.5%
1,069,632	Advanced Medical Solutions Group plc (United Kingdom)	4,623,145
1,472,451	Nanosonics Ltd.* (Australia)	3,443,412

		8,066,557

	Health Care Technology 2.6%
112,058	Nexus AG (Germany)	3,598,687
348,700	Onyx Healthcare, Inc. (Taiwan)	1,624,068
1,477,901	Pro Medicus Ltd. (Australia)	8,771,640

		13,994,395

	Home Furnishing Retail 0.5%
495,148	Nick Scali Ltd. (Australia)	2,466,103

	Home Improvement Retail 1.8%
4,500,567	Italtile Ltd. (South Africa)	4,330,781
59,630,900	PT Ace Hardware Indonesia Tbk (Indonesia)	5,284,804

		9,615,585

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Hotels, Resorts & Cruise Lines 0.4%
825,291	Byke Hospitality Ltd. (The) (India)	$1,846,561

	Human Resource & Employment Services 1.2%
67,288	en-japan, Inc. (Japan)	3,397,371
90,700	Trust Tech, Inc. (Japan)	3,190,864

		6,588,235

	Industrial Machinery 0.4%
34,573	Aumann AG (Germany)	2,139,841

	Internet & Direct Marketing Retail 5.4%
130,415	Evolable Asia Corp. (Japan)	3,126,237
434,318	Open Door, Inc.* (Japan)	8,951,937
1,092,560	Webjet Ltd. (Australia)	10,874,985
261,484	Yume No Machi Souzou Iinkai Co. Ltd. (Japan)	5,443,893

		28,397,052

	Internet Software & Services 7.7%
321,247	BusinessOn Communication Co. Ltd. (Korea)	7,379,025
604,900	Infomart Corp. (Japan)	8,042,386
72,800	Itokuro, Inc.* (Japan)	4,635,686
464,186	Rakus Co. Ltd. (Japan)	8,016,291
376,262	SMS Co. Ltd. (Japan)	6,875,112
18,123	XING SE (Germany)	5,851,857

		40,800,357

	Investment Banking & Brokerage 1.9%
66,683	M&A Capital Partners Co. Ltd.* (Japan)	5,956,689
106,100	Strike Co. Ltd. (Japan)	4,120,761

		10,077,450

	IT Consulting & Other Services 2.1%
53,934	Aubay (France)	2,254,832
50,681	CANCOM SE (Germany)	5,178,711
212,496	eWork Group AB (Sweden)	2,116,241
22,303	Infotel S.A. (France)	1,414,268

		10,964,052

	Life Sciences Tools & Services 0.5%
1,162,428	Horizon Discovery Group plc* (United Kingdom)	2,531,290

	Office Services & Supplies 0.6%
4,176,200	Riverstone Holdings Ltd. (Singapore)	3,065,101

	Oil & Gas Equipment & Services 1.7%
659,666	Computer Modelling Group Ltd. (Canada)	5,067,985
530,711	Spectrum ASA (Norway)	4,040,112

		9,108,097

	Other Diversified Financial Services 1.9%
52,488	Hypoport AG* (Germany)	9,807,278

	Packaged Foods & Meats 4.2%
257,500	Dutch Lady Milk Industries Berhad (Malaysia)	4,333,420
40,052,854	PT Nippon Indosari Corpindo Tbk (Indonesia)	2,627,333
2,263,120	Vitasoy International Holdings Ltd. (China)	7,240,276
4,102,000	Yihai International Holding Ltd. (China)	7,821,699

		22,022,728

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Personal Products 3.7%
276,384	Jamieson Wellness, Inc. (Canada)	$5,596,426
567,208	Sarantis S.A. (Greece)	4,901,653
575,521	TCI Co. Ltd. (Taiwan)	8,890,906

		19,388,985

	Pharmaceuticals 0.7%
22,330,405	PT Kimia Farma Persero Tbk (Indonesia)	3,677,582

	Property & Casualty Insurance 1.4%
2,925,000	Qualitas Controladora S.A.B. de C.V. (Mexico)	7,212,258

	Real Estate Operating Companies 0.4%
42,982	Corestate Capital Holding S.A. (Germany)	2,296,393

	Research & Consulting Services 1.2%
45,703	Akka Technologies (France)	3,271,702
95,700	IR Japan Holdings Ltd. (Japan)	3,025,335

		6,297,037

	Restaurants 3.7%
54,302	AmRest Holdings SE* (Poland)	6,378,834
212,200	Arcland Service Holdings Co. Ltd. (Japan)	4,507,920
627,919	Patisserie Holdings plc (United Kingdom)	3,894,873
951,184	Restaurant Brands New Zealand Ltd. (New Zealand)	5,025,047

		19,806,674

	Semiconductor Equipment 1.7%
464,100	Japan Material Co. Ltd. (Japan)	7,184,820
34,185	TES Co. Ltd. (Korea)	719,281
22,075	Tokai Carbon Korea Co. Ltd. (Korea)	1,283,499

		9,187,600

	Soft Drinks 0.0%
152	Pepsi-Cola Products Philippines, Inc. (Philippines)	6

	Specialty Chemicals 0.8%
752,199	DuluxGroup Ltd. (Australia)	4,258,486

	Specialty Stores 0.2%
109,726	Gear4Music Holdings plc* (United Kingdom)	1,046,983

	Systems Software 1.8%
96,600	Digital Arts, Inc. (Japan)	5,235,063
212,683	Minwise Co. Ltd. (Korea)	4,379,610

		9,614,673

	Technology Hardware, Storage & Peripherals 0.7%
53,149	MGI Digital Graphic Technology* (France)	3,680,597

	Thrifts & Mortgage Finance 0.8%
88,892	Equitable Group, Inc. (Canada)	4,027,237

	Total Common Stocks (cost $360,016,665)	508,877,168

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.7%

	Repurchase Agreement 4.7%
$24,769,382	Repurchase Agreement dated 6/29/18, 0.35% due 7/2/18 with Fixed Income Clearing Corp. collateralized by $26,365,000 of United States Treasury Notes 2.000% due 2/15/25; value: $25,268,638; repurchase proceeds: $24,770,105 (cost $24,769,382)	$24,769,382

	Total Short-Term Investments (cost $24,769,382)	24,769,382

	Total Investments (cost $384,786,047) 100.9%§	533,646,550
	Liabilities less Other Assets (0.9%)	(4,534,658)

	NET ASSETS 100.0%	$529,111,892

	*Non-income producing.

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.73%.

	See Notes to Schedules of Investments.

At June 30, 2018, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	5.9
Brazil	0.4
Canada	2.9
China	3.0
Denmark	1.8
Egypt	0.7
France	3.6
Germany	7.3
Greece	1.0
India	6.6
Indonesia	2.3
Israel	0.8
Italy	1.2
Japan	24.5
Korea	3.5
Malaysia	3.1
Mexico	2.5
New Zealand	1.5
Norway	0.8
Pakistan	1.1
Philippines	3.3
Poland	1.3
Singapore	1.2
South Africa	0.8
Sweden	2.7
Taiwan	5.1
Thailand	1.4
Turkey	0.7
United Kingdom	9.0

Total	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.1%

	Airlines 2.0%
87,400	Japan Airlines Co. Ltd. (Japan)	$3,100,819

	Communications Equipment 3.8%
138,000	Cisco Systems, Inc.	5,938,140

	Construction & Engineering 2.5%
1,420,000	CTCI Corp. (Taiwan)	2,272,857
68,000	Koninklijke Volkerwessels N.V. (Netherlands)	1,748,617

		4,021,474

	Diversified Banks 16.7%
78,820	Citigroup, Inc.	5,274,634
334,000	ING Groep N.V., ADR (Netherlands)	4,782,880
2,770,000	Mizuho Financial Group, Inc. (Japan)	4,666,080
571,000	Nordea Bank AB (Sweden)	5,500,419
111,000	Wells Fargo & Co.	6,153,840

		26,377,853

	Electric Utilities 7.4%
49,500	Entergy Corp.	3,999,105
178,550	Exelon Corp.	7,606,230

		11,605,335

	Electrical Components & Equipment 3.1%
66,236	Eaton Corp. plc	4,950,479

	Health Care Services 6.5%
95,000	CVS Health Corp.	6,113,250
23,000	Laboratory Corp. of America Holdings*	4,129,190

		10,242,440

	Home Entertainment Software 1.1%
117,000	Nexon Co. Ltd.* (Japan)	1,700,339

	Hypermarkets & Super Centers 2.7%
49,629	WalMart, Inc.	4,250,724

	Integrated Oil & Gas 8.1%
90,000	Royal Dutch Shell plc ADR (Netherlands)	6,230,700
161,271	Suncor Energy, Inc. (Canada)	6,560,504

		12,791,204

	Integrated Telecommunication Services 1.1%
54,000	AT&T, Inc.	1,733,940

	Oil & Gas Drilling 1.2%
261,000	Ensco plc, Class A	1,894,860

	Oil & Gas Equipment & Services 2.7%
63,500	Schlumberger Ltd.	4,256,405

	Oil & Gas Storage & Transportation 2.2%
143,000	Enbridge Income Fund Holdings, Inc. (Canada)	3,506,880

	Other Diversified Financial Services 3.1%
2,880,000	Fubon Financial Holding Co. Ltd. (Taiwan)	4,827,000

	Pharmaceuticals 8.5%
83,515	Novartis AG (Switzerland)	6,348,590
191,989	Pfizer, Inc.	6,965,361

		13,313,951

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Property & Casualty Insurance 2.4%
67,196	Axis Capital Holdings Ltd.	$3,737,442

	Reinsurance 4.0%
29,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	6,237,191

	Specialized REITs 3.8%
92,155	EPR Properties	5,970,722

	Systems Software 4.1%
24,000	Check Point Software Technologies Ltd.* (Israel)	2,344,320
93,368	Oracle Corp.	4,113,794

		6,458,114

	Tobacco 2.6%
42,700	KT&G Corp. (Korea)	4,099,507

	Water Utilities 1.6%
1,544,000	Guangdong Investment Ltd. (China)	2,452,106

	Wireless Telecommunication Services 6.9%
773,000	China Mobile Ltd. (China)	6,867,301
160,000	NTT DOCOMO, Inc. (Japan)	4,078,942

		10,946,243

	Total Common Stocks (cost $141,006,926)	154,413,168

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.9%

	Repurchase Agreement 1.9%
$3,069,360	Repurchase Agreement dated 6/29/18, 0.35% due 7/2/18 with Fixed Income Clearing Corp. collateralized by $3,270,000 of United States Treasury Notes 2.000% due 2/15/25; value: $3,134,020; repurchase proceeds: $3,069,450 (cost $3,069,360)	$3,069,360

	Total Short-Term Investments (cost $3,069,360)	3,069,360

	Total Investments (cost $144,076,286) 100.0%	157,482,528
	Liabilities less Other Assets (<0.1%)	(56,401)

	NET ASSETS 100.0%	$157,426,127

	*Non-income producing. ADR American Depositary Receipt. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2018, Wasatch Global Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	6.5
China	6.0
Germany	4.0
Israel	1.5
Japan	8.8
Korea	2.7
Netherlands	8.3
Sweden	3.6
Switzerland	4.1
Taiwan	4.6
United States	49.9

Total	100.0%

WASATCH LONG/SHORT FUND (FMLSX / WILSX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 89.3%

	Communications Equipment 4.9%
70,000	Cisco Systems, Inc.‡	$3,012,100

	Diversified Banks 12.6%
45,016	Citigroup, Inc.‡	3,012,471
119,000	ING Groep N.V. ADR (Netherlands)	1,704,080
54,000	Wells Fargo & Co.	2,993,760

		7,710,311

	Electric Utilities 8.4%
20,000	Entergy Corp.‡	1,615,800
83,000	Exelon Corp.‡	3,535,800

		5,151,600

	Electrical Components & Equipment 2.9%
24,000	Eaton Corp. plc	1,793,760

	Health Care Services 7.3%
32,000	CVS Health Corp.‡	2,059,200
13,205	Laboratory Corp. of America Holdings*	2,370,694

		4,429,894

	Hotels, Resorts & Cruise Lines 3.5%
98,255	Extended Stay America, Inc.**	2,123,290

	Hypermarkets & Super Centers 1.7%
12,000	WalMart, Inc.	1,027,800

	Integrated Oil & Gas 9.2%
37,900	Royal Dutch Shell plc ADR (Netherlands)	2,623,817
73,000	Suncor Energy, Inc. (Canada)	2,969,640

		5,593,457

	Integrated Telecommunication Services 4.9%
45,000	AT&T, Inc.	1,444,950
30,300	Verizon Communications, Inc.	1,524,393

		2,969,343

	Oil & Gas Drilling 1.7%
141,000	Ensco plc, Class A	1,023,660

	Oil & Gas Equipment & Services 4.6%
41,571	Schlumberger Ltd.	2,786,504

	Packaged Foods & Meats 2.3%
31,960	General Mills, Inc.	1,414,550

	Pharmaceuticals 15.6%
25,948	Johnson & Johnson	3,148,530
39,273	Novartis AG ADR (Switzerland)	2,966,683
93,000	Pfizer, Inc.‡	3,374,040

		9,489,253

	Property & Casualty Insurance 2.0%
21,613	Axis Capital Holdings Ltd.	1,202,115

	Specialized REITs 4.8%
45,500	EPR Properties	2,947,945

	Systems Software 2.9%
40,000	Oracle Corp.	1,762,400

	Total Common Stocks (cost $49,115,430)	54,437,982

WASATCH LONG/SHORT FUND (FMLSX / WILSX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 11.2%

	Repurchase Agreement 11.2%
$6,810,338	Repurchase Agreement dated 6/29/18, 0.35% due 7/2/18 with Fixed Income Clearing Corp. collateralized by $7,250,000 of United States Treasury Notes 2.000% due 2/15/25; value: $6,948,516; repurchase proceeds: $6,810,537 (cost $6,810,338)	$6,810,338

	Total Short-Term Investments (cost $6,810,338)	6,810,338

	Total Investments (cost $55,925,768) 100.5%	61,248,320
	Liabilities less Other Assets (0.5%)	(314,019)

	NET ASSETS 100.0%	$60,934,301

Shares		Value
	SECURITIES SOLD SHORT 20.7%

	Application Software 2.9%
18,000	Paycom Software, Inc.*	$1,778,940

	Automotive Retail 2.8%
23,166	CarMax, Inc.*	1,688,107

	Copper 1.0%
37,000	Freeport-McMoRan, Inc.	638,620

	Distillers & Vintners 2.9%
35,625	Brown-Forman Corp., Class B	1,745,981

	Health Care Equipment 4.1%
13,500	Inogen, Inc.*	2,515,455

	Home Furnishing Retail 1.7%
7,399	RH*	1,033,640

	Hotels, Resorts & Cruise Lines 2.3%
18,120	Choice Hotels International, Inc.	1,369,872

	Personal Products 1.9%
8,000	Estee Lauder Cos., Inc. (The), Class A	1,141,520

	Pharmaceuticals 1.1%
18,000	Prestige Brands Holdings, Inc.*	690,840

	Total Securities Sold Short (proceeds $7,807,258)	12,602,975

*Non-income producing.

**Common units.

‡All or a portion of this security has been designated as collateral for securities sold short (see Note 3).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH LONG/SHORT FUND (FMLSX / WILSX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2018, Wasatch Long/Short Fund’s investments, excluding short-term investments and securities sold short, were in the following countries:

COUNTRY	%
Canada	5.5
Netherlands	8.0
Switzerland	5.4
United States	81.1

Total	100.0%

WASATCH MICRO CAP FUND (WMICX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 94.3%

	Apparel, Accessories & Luxury Goods 1.5%
320,322	Superior Group of Cos., Inc.	$6,633,869

	Application Software 7.2%
85,191	Digimarc Corp.*	2,283,119
54,600	Esker S.A. (France)	3,781,080
96,695	Everbridge, Inc.*	4,585,277
610,000	Fortnox AB (Sweden)	4,528,986
55,458	Globant S.A.* (Argentina)	3,149,460
29,581	HubSpot, Inc.*	3,709,457
18,460	Tyler Technologies, Inc.*	4,099,966
181,856	Upland Software, Inc.*	6,250,391

		32,387,736

	Asset Management & Custody Banks 0.6%
800,000	Tatton Asset Management plc (United Kingdom)	2,502,247

	Biotechnology 6.8%
241,491	Abcam plc (United Kingdom)	4,251,563
268,316	ChemoCentryx, Inc.*	3,533,721
206,600	Cytokinetics, Inc.*	1,714,780
75,988	Esperion Therapeutics, Inc.*	2,977,970
94,075	Exact Sciences Corp.*	5,624,744
121,335	Flexion Therapeutics, Inc.*	3,136,510
252,898	Inovio Pharmaceuticals, Inc.*	991,360
275,924	Sangamo Therapeutics Inc.*	3,918,121
138,488	Selecta Biosciences, Inc.*	1,834,966
184,157	Unum Therapeutics, Inc.*	2,642,653

		30,626,388

	Building Products 0.7%
51,672	Trex Co., Inc.*	3,234,150

	Construction & Engineering 2.3%
391,500	Construction Partners, Inc., Class A*	5,156,055
72,293	NV5 Global, Inc.*	5,009,905

		10,165,960

	Consumer Electronics 1.5%
381,820	ZAGG, Inc.*	6,605,486

	Consumer Finance 1.0%
186,153	Curo Group Holdings Corp.*	4,644,517

	Department Stores 2.6%
317,634	V-Mart Retail Ltd. (India)	11,525,040

	Diversified Banks 0.9%
1,461,736	City Union Bank Ltd. (India)	3,925,555

	Diversified Support Services 2.0%
660,000	Clipper Logistics plc (United Kingdom)	3,675,769
229,700	Japan Elevator Service Holdings Co. Ltd. (Japan)	5,381,762

		9,057,531

	Drug Retail 1.3%
130,000	Qol Co. Ltd. (Japan)	2,432,913
100,000	Yakuodo Co. Ltd. (Japan)	3,608,364

		6,041,277

	Education Services 1.7%
674,428	Cambium Learning Group, Inc.*	7,519,872

WASATCH MICRO CAP FUND (WMICX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Equipment & Instruments 4.0%
30,032	Mesa Laboratories, Inc.	$6,339,155
383,267	Napco Security Technologies, Inc.*	5,614,861
188,066	nLight, Inc.*	6,217,462

		18,171,478

	Electronic Manufacturing Services 1.4%
168,736	Fabrinet*	6,224,671

	Environmental & Facilities Services 0.9%
205,554	Heritage-Crystal Clean, Inc.*	4,131,635

	Food Distributors 1.1%
177,868	Chefs’ Warehouse, Inc. (The)*	5,069,238

	General Merchandise Stores 1.3%
81,293	Ollie’s Bargain Outlet Holdings, Inc.*	5,893,743

	Health Care Distributors 1.5%
246,535	PetIQ, Inc.*	6,621,930

	Health Care Equipment 3.8%
136,769	AtriCure, Inc.*	3,699,601
120,496	LeMaitre Vascular, Inc.	4,034,206
154,628	Oxford Immunotec Global plc*	1,993,155
333,373	Tandem Diabetes Care, Inc.*	7,340,874

		17,067,836

	Health Care Facilities 1.5%
189,057	Ensign Group, Inc. (The)	6,772,022

	Health Care Supplies 1.2%
202,715	OrthoPediatrics Corp.*	5,400,328

	Health Care Technology 2.3%
52,297	Omnicell, Inc.*	2,742,978
117,665	Tabula Rasa HealthCare, Inc.*	7,510,557

		10,253,535

	Heavy Electrical Equipment 1.0%
151,170	TPI Composites, Inc.*	4,420,211

	Homebuilding 1.7%
69,387	LGI Homes, Inc.*	4,005,712
260,000	Select Interior Concepts, Inc.* *** †	3,575,000

		7,580,712

	Human Resource & Employment Services 1.4%
174,100	UT Group Co. Ltd.* (Japan)	6,525,900

	Industrial Machinery 4.9%
148,189	Altra Industrial Motion Corp.	6,386,946
616,621	Elgi Equipments Ltd. (India)	2,423,195
83,708	Kadant, Inc.	8,048,524
304,030	Kornit Digital Ltd.* (Israel)	5,411,734

		22,270,399

	Industrial REITs 1.2%
330,946	Monmouth Real Estate Investment Corp.	5,470,537

	Internet & Direct Marketing Retail 0.8%
166,800	Open Door, Inc.* (Japan)	3,437,995

	Internet Software & Services 6.0%
132,201	Bandwidth, Inc., Class A*	5,020,994
73,521	Envestnet, Inc.*	4,039,979
144,767	Five9, Inc.*	5,004,595

WASATCH MICRO CAP FUND (WMICX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
102,028	Instructure, Inc.*	$4,341,292
224,000	SMS Co. Ltd. (Japan)	4,092,959
183,430	TrueCar, Inc.*	1,850,809
43,465	Tucows, Inc., Class A*	2,636,152

		26,986,780

	Investment Banking & Brokerage 1.0%
50,000	M&A Capital Partners Co. Ltd.* (Japan)	4,466,423

	Leisure Products 1.0%
163,310	MCBC Holdings, Inc.*	4,727,825

	Managed Health Care 1.4%
86,880	HealthEquity, Inc.*	6,524,688

	Oil & Gas Equipment & Services 1.7%
277,618	Pason Systems, Inc. (Canada)	4,544,433
212,965	Solaris Oilfield Infrastructure, Inc.*	3,043,270

		7,587,703

	Oil & Gas Exploration & Production 0.8%
1,185,046	Abraxas Petroleum Corp.*	3,424,783

	Packaged Foods & Meats 3.2%
442,951	Freshpet, Inc.*	12,159,005
1,272,492	Prabhat Dairy Ltd. (India)	2,450,636

		14,609,641

	Pharmaceuticals 0.8%
211,126	Intra-Cellular Therapies, Inc.*	3,730,596

	Regional Banks 3.4%
158,490	CBTX, Inc.	5,238,094
89,549	Customers Bancorp, Inc.*	2,541,401
205,660	People’s Utah Bancorp	7,342,062

		15,121,557

	Research & Consulting Services 0.8%
115,000	IR Japan Holdings Ltd. (Japan)	3,635,460

	Restaurants 2.9%
149,548	Chuy’s Holdings, Inc.*	4,591,124
293,337	Fiesta Restaurant Group, Inc.*	8,418,772

		13,009,896

	Semiconductors 2.2%
158,128	Inphi Corp.*	5,156,554
39,564	NVE Corp.	4,818,104

		9,974,658

	Systems Software 5.2%
88,589	CyberArk Software Ltd.* (Israel)	5,577,563
56,585	Douzone Bizon Co. Ltd. (Korea)	3,147,842
81,618	ForeScout Technologies, Inc.*	2,796,233
197,111	Rapid7, Inc.*	5,562,472
84,015	Varonis Systems, Inc.*	6,259,118

		23,343,228

	Technology Hardware, Storage & Peripherals 2.2%
698,834	USA Technologies, Inc.*	9,783,676

	Thrifts & Mortgage Finance 1.6%
78,507	Equitable Group, Inc. (Canada)	3,556,746
832,990	GRUH Finance Ltd. (India)	3,707,514

		7,264,260

	Total Common Stocks (cost $265,814,683)	424,372,972

WASATCH MICRO CAP FUND (WMICX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.1%

	Repurchase Agreement 6.1%
$27,259,317	Repurchase Agreement dated 6/29/18,0.35% due 7/2/18 with Fixed Income Clearing Corp. collateralized by $29,015,000 of United States Treasury Notes 2.000% due 2/15/25; value: $27,808,440; repurchase proceeds: $27,260,112 (cost $27,259,317)	$27,259,317

	Total Short-Term Investments (cost $27,259,317)	27,259,317

	Total Investments (cost $292,074,000) 100.4%	451,632,289
	Liabilities less Other Assets (0.4%)	(1,818,440)

	NET ASSETS 100.0%	$449,813,849

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2018, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.7
Canada	1.9
France	0.9
India	5.7
Israel	2.6
Japan	7.9
Korea	0.7
Sweden	1.1
United Kingdom	2.5
United States	76.0

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 93.2%

	Air Freight & Logistics 1.0%
665,000	Radiant Logistics, Inc.*	$2,600,150

	Alternative Carriers 1.9%
250,000	Gamma Communications plc (United Kingdom)	2,487,730
262,000	ORBCOMM, Inc.*	2,646,200

		5,133,930

	Apparel, Accessories & Luxury Goods 0.7%
95,000	Superior Group of Cos, Inc.	1,967,450

	Application Software 4.9%
188,939	Datawatch Corp.*	1,794,921
37,000	Ebix, Inc.	2,821,250
39,000	Esker S.A. (France)	2,700,771
67,055	Everbridge, Inc.*	3,179,748
46,000	Globant S.A.* (Argentina)	2,612,340

		13,109,030

	Asset Management & Custody Banks 2.3%
800,000	Fiducian Group Ltd. (Australia)	2,758,906
73,000	Hamilton Lane, Inc., Class A	3,501,810

		6,260,716

	Biotechnology 1.3%
175,000	Cytokinetics, Inc.*	1,452,500
35,000	Exact Sciences Corp.*	2,092,650

		3,545,150

	Brewers 0.6%
700,000	Turk Tuborg Bira ve Malt Sanayii A.S. (Turkey)	1,639,583

	Building Products 1.5%
72,200	Patrick Industries, Inc.*	4,104,570

	Computer & Electronics Retail 0.6%
3,028,310	GAME Digital plc* (United Kingdom)	1,540,694

	Construction & Engineering 2.0%
168,739	Construction Partners, Inc., Class A*	2,222,293
46,000	NV5 Global, Inc.*	3,187,800

		5,410,093

	Construction Machinery & Heavy Trucks 1.0%
142,000	Wabash National Corp.	2,649,720

	Consumer Electronics 1.1%
169,000	ZAGG, Inc.*	2,923,700

	Consumer Finance 1.0%
181,000	I3 Verticals, Inc., Class A*	2,754,820

	Diversified Banks 0.8%
780,000	City Union Bank Ltd. (India)	2,094,724

	Diversified Metals & Mining 0.5%
160,000	Ferroglobe plc (United Kingdom)	1,371,200

	Diversified Support Services 0.9%
1,350,000	Johnson Service Group plc (United Kingdom)	2,455,132

	Education Services 0.7%
328,000	AcadeMedia AB* (Sweden)	1,779,753

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Equipment & Instruments 2.6%
265,000	Napco Security Technologies, Inc.*	$3,882,250
106,000	Optex Group Co. Ltd. (Japan)	2,967,981

		6,850,231

	Electronic Manufacturing Services 1.1%
83,000	Fabrinet*	3,061,870

	Environmental & Facilities Services 0.3%
338,000	Hudson Technologies, Inc.*	679,380

	Financial Exchanges & Data 0.5%
350,000	Infront ASA (Norway)	1,214,032

	Food Retail 0.7%
290,000	Majestic Wine plc (United Kingdom)	1,837,093

	General Merchandise Stores 0.6%
36,000	Seria Co. Ltd. (Japan)	1,729,847

	Health Care Distributors 1.5%
1,911,527	Ibnsina Pharma S.A.E.* (Egypt)	1,229,831
103,919	PetIQ, Inc.*	2,791,264

		4,021,095

	Health Care Equipment 3.3%
90,000	AtriCure, Inc.*	2,434,500
256,000	Oxford Immunotec Global plc*	3,299,840
57,000	Tactile Systems Technology, Inc.*	2,964,000

		8,698,340

	Health Care Facilities 2.3%
102,000	Ensign Group, Inc. (The)	3,653,640
84,000	Japan Animal Referral Medical Center Co. Ltd.* (Japan)	2,412,681

		6,066,321

	Health Care Services 3.0%
42,000	LHC Group, Inc.*	3,594,780
58,598	National Research Group	2,191,565
80,133	Neuronetics, Inc.*	2,132,339

		7,918,684

	Health Care Supplies 1.5%
152,000	OrthoPediatrics Corp.*	4,049,280

	Health Care Technology 2.1%
106,000	Nexus AG (Germany)	3,404,137
41,000	Omnicell, Inc.*	2,150,450

		5,554,587

	Heavy Electrical Equipment 1.0%
88,000	TPI Composites, Inc.*	2,573,120

	Home Furnishing Retail 0.7%
68,215	Sleep Number Corp.*	1,979,599

	Home Furnishings 0.2%
27,084	Lovesac Co. (The)*	561,993

	Homebuilding 2.4%
41,000	LGI Homes, Inc.*	2,366,930
300,000	Select Interior Concepts, Inc.* *** †	4,125,000

		6,491,930

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Human Resource & Employment Services 1.1%
130,691	BG Staffing, Inc.	$3,038,566

	Industrial Machinery 3.0%
47,000	Altra Industrial Motion Corp.	2,025,700
24,000	John Bean Technologies Corp.	2,133,600
34,903	Kadant, Inc.	3,355,923
29,140	va-Q-tec AG* (Germany)	389,640

		7,904,863

	Industrial REITs 0.2%
33,740	Monmouth Real Estate Investment Corp.	557,722

	Insurance Brokers 1.3%
141,454	Goosehead Insurance, Inc., Class A*	3,530,692

	Integrated Telecommunication Services 1.3%
236,000	Ooma, Inc.*	3,339,400

	Internet Software & Services 2.9%
132,993	BusinessOn Communication Co. Ltd. (Korea)	3,054,841
39,515	EverQuote, Inc., Class A*	716,012
118,000	Rakus Co. Ltd. (Japan)	2,037,809
34,000	Tucows, Inc., Class A*	2,062,100

		7,870,762

	IT Consulting & Other Services 1.4%
232,000	Hackett Group, Inc. (The)	3,728,240

	Mortgage REITs 1.3%
340,584	Arbor Realty Trust, Inc.	3,552,291

	Multi-Sector Holdings 0.9%
144,000	Compass Diversified Holdings	2,491,200

	Oil & Gas Equipment & Services 0.7%
130,000	Solaris Oilfield Infrastructure, Inc.*	1,857,700

	Packaged Foods & Meats 2.7%
168,000	Freshpet, Inc.*	4,611,600
1,350,000	Yihai International Holding Ltd. (China)	2,574,182

		7,185,782

	Personal Products 0.8%
240,000	Sarantis S.A. (Greece)	2,074,013

	Pharmaceuticals 0.6%
89,000	Intra-Cellular Therapies, Inc.*	1,572,630

	Property & Casualty Insurance 1.1%
16,718	HCI Group, Inc.	694,967
126,000	Kingstone Cos., Inc.	2,129,400

		2,824,367

	Publishing 0.6%
117,518	Proto Corp. (Japan)	1,540,158

	Regional Banks 9.1%
133,000	Blue Hills Bancorp, Inc.	2,952,600
8,634	Customers Bancorp, Inc.*	245,033
166,925	Esquire Financial Holdings, Inc.*	4,405,151
101,000	First of Long Island Corp. (The)	2,509,850
98,000	Investar Holding Corp.	2,709,700
57,000	Metropolitan Bank Holding Corp.*	2,991,360
79,000	People’s Utah Bancorp	2,820,300
112,000	SmartFinancial, Inc.*	2,885,120
71,713	Sound Financial Bancorp, Inc.	2,793,221

		24,312,335

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Research & Consulting Services 1.2%
100,000	IR Japan Holdings Ltd. (Japan)	$3,161,270

	Restaurants 1.2%
109,000	Fiesta Restaurant Group, Inc.*	3,128,300

	Semiconductor Equipment 0.8%
98,555	Ichor Holdings Ltd.*	2,091,337

	Semiconductors 1.9%
82,000	Inphi Corp.*	2,674,020
105,000	Tower Semiconductor Ltd.* (Israel)	2,311,050

		4,985,070

	Specialized Consumer Services 0.7%
200,000	Tear Corp. (Japan)	1,916,633

	Specialty Chemicals 0.8%
107,000	Ferro Corp.*	2,230,950

	Steel 0.8%
59,000	Haynes International, Inc.	2,167,660

	Systems Software 1.1%
140,000	Minwise Co. Ltd. (Korea)	2,882,907

	Technology Hardware, Storage & Peripherals 2.7%
549,990	One Stop Systems, Inc.*	2,298,958
355,000	USA Technologies, Inc.*	4,970,000

		7,268,958

	Thrifts & Mortgage Finance 4.4%
88,000	BofI Holding, Inc.*	3,600,080
118,123	Entegra Financial Corp.*	3,461,004
290,000	Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	2,395,875
176,000	OP Bancorp*	2,238,720

		11,695,679

	Trading Companies & Distributors 2.0%
161,000	Hardwoods Distribution, Inc. (Canada)	2,090,496
40,000	SiteOne Landscape Supply, Inc.*	3,358,800

		5,449,296

	Total Common Stocks (cost $169,288,819)	248,986,598

	CONVERTIBLE PREFERRED STOCKS 0.6%

	Oil & Gas Refining & Marketing 0.6%
589,562	Vertex Energy, Inc., Pfd., 6.00% PIK, Series B* *** †	1,579,808

	Total Convertible Preferred Stocks (cost $1,732,642)	1,579,808

	RIGHTS 0.2%

	Health Care Supplies 0.0%
375,000	Synergetics USA, Inc.* *** †	3,750

	Pharmaceuticals 0.2%
1	Acetylon Pharmaceuticals, Inc.* *** †	326,356
1	Acetylon Pharmaceuticals, Inc.* *** †	—

		326,356

	Total Rights (cost $71,250)	330,106

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.0%

	Pharmaceuticals 0.0%
50,528	Regenacy Pharmaceuticals, LLC* *** †	$44,464

	Total Limited Liability Company Membership Interest (cost $30,001)	44,464

	WARRANTS 0.0%

	Oil & Gas Refining & Marketing 0.0%
250,000	Vertex Energy, Inc., expiring 12/24/2020* *** †	7,581

	Total Warrants (cost $95,000)	7,581

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.7%

	Repurchase Agreement 5.7%
$15,309,629	Repurchase Agreement dated 6/29/18, 0.35% due 7/2/18 with Fixed Income Clearing Corp. collateralized by $16,295,000 of United States Treasury Notes 2.000% due 2/15/25; value: $15,617,389; repurchase proceeds: $15,310,075 (cost $15,309,629)	$15,309,629

	Total Short-Term Investments (cost $15,309,629)	15,309,629

	Total Investments (cost $186,527,341) 99.7%	266,258,186
	Other Assets less Liabilities 0.3%	903,066

	NET ASSETS 100.0%	$267,161,252

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). PIK Payment in kind

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2018, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.1
Australia	1.1
Canada	0.8
China	1.0
Egypt	0.5
France	1.1
Germany	1.5
Greece	0.8
India	0.8
Israel	0.9
Japan	6.3
Korea	2.4
Norway	0.5
Sweden	0.7
Turkey	0.7
United Kingdom	4.8
United States	75.0

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.6%

	Aerospace & Defense 3.2%
928,274	HEICO Corp., Class A	$56,578,285

	Air Freight & Logistics 1.4%
23,918,023	Aramex PJSC (United Arab Emirates)	25,720,755

	Airlines 1.5%
190,022	Allegiant Travel Co.	26,403,557

	Application Software 12.0%
580,907	Globant S.A.* (Argentina)	32,989,709
282,016	HubSpot, Inc.*	35,364,806
909,512	Paylocity Holding Corp.*	53,533,876
285,905	Pluralsight, Inc.*	6,990,377
173,691	Ultimate Software Group, Inc. (The)*	44,692,431
718,646	Zendesk, Inc.*	39,159,021

		212,730,220

	Automotive Retail 2.0%
618,754	Monro, Inc.	35,949,607

	Biotechnology 7.7%
2,092,087	Abcam plc (United Kingdom)	36,832,177
460,055	Bellicum Pharmaceuticals, Inc.*	3,395,206
1,073,103	ChemoCentryx, Inc.*	14,132,766
640,249	Cytokinetics, Inc.*	5,314,067
230,904	Esperion Therapeutics, Inc.*	9,049,128
466,965	Exact Sciences Corp.*	27,919,837
302,906	Flexion Therapeutics, Inc.*	7,830,120
1,218,886	Inovio Pharmaceuticals, Inc.*	4,778,033
546,626	MacroGenics, Inc.*	11,287,827
1,195,813	Sangamo Therapeutics Inc.*	16,980,545

		137,519,706

	Building Products 1.7%
925,546	AAON, Inc.	30,774,404

	Data Processing & Outsourced Services 3.2%
686,888	Euronet Worldwide, Inc.*	57,540,608

	Diversified Support Services 4.5%
833,652	Copart, Inc.*	47,151,357
774,158	Healthcare Services Group, Inc.	33,435,884

		80,587,241

	Food Distributors 1.5%
921,651	Chefs’ Warehouse, Inc. (The)*	26,267,054

	General Merchandise Stores 2.8%
682,920	Ollie’s Bargain Outlet Holdings, Inc.*	49,511,700

	Health Care Distributors 1.3%
878,778	PetIQ, Inc.* ‡‡	23,603,977

	Health Care Equipment 3.6%
472,579	Cantel Medical Corp.	46,482,870
212,947	Insulet Corp.*	18,249,558

		64,732,428

	Health Care Facilities 2.7%
1,330,998	Ensign Group, Inc. (The)	47,676,348

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 2.4%
523,121	Neogen Corp.*	$41,949,073

	Homebuilding 1.3%
397,681	LGI Homes, Inc.*	22,958,124

	Industrial Machinery 6.4%
676,683	Barnes Group, Inc.	39,856,629
361,479	RBC Bearings, Inc.*	46,562,110
546,950	Sun Hydraulics Corp.	26,357,520

		112,776,259

	Internet & Direct Marketing Retail 1.3%
192,484	Wayfair, Inc., Class A*	22,859,400

	Internet Software & Services 4.4%
65,331	DocuSign, Inc.*	3,459,276
842,451	DocuSign Inc. - Restricted Shares* *** †	37,648,967
657,735	Envestnet, Inc.*	36,142,538

		77,250,781

	IT Consulting & Other Services 1.4%
404,569	InterXion Holding N.V.* (Netherlands)	25,253,197

	Life Sciences Tools & Services 3.2%
425,138	ICON plc* (Ireland)	56,343,539

	Managed Health Care 2.1%
485,009	HealthEquity, Inc.*	36,424,176

	Pharmaceuticals 0.8%
782,768	Intra-Cellular Therapies, Inc.*	13,831,511

	Real Estate Services 0.9%
491,573	HFF, Inc., Class A	16,885,533

	Regional Banks 7.0%
677,295	Eagle Bancorp, Inc.*	41,518,184
866,509	Metro Bank plc* (United Kingdom)	37,006,108
376,363	Pinnacle Financial Partners, Inc.	23,089,870
252,868	Texas Capital Bancshares, Inc.*	23,137,422

		124,751,584

	Restaurants 2.8%
713,271	Chuy’s Holdings, Inc.*	21,897,420
965,083	Fiesta Restaurant Group, Inc.*	27,697,882

		49,595,302

	Semiconductors 2.2%
290,653	Monolithic Power Systems, Inc.	38,851,587

	Specialty Stores 4.0%
487,177	Five Below, Inc.*	47,602,065
623,998	National Vision Holdings, Inc.*	22,819,607

		70,421,672

	Systems Software 4.6%
357,136	CyberArk Software Ltd.* (Israel)	22,485,282
296,812	ForeScout Technologies, Inc.*	10,168,779
218,168	Proofpoint, Inc.*	25,156,952
828,017	Rapid7, Inc.*	23,366,640

		81,177,653

	Trading Companies & Distributors 1.8%
388,347	SiteOne Landscape Supply, Inc.*	32,609,498

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Trucking 1.9%
889,862	Knight-Swift Transportation Holdings, Inc.	$34,001,627

	Total Common Stocks (cost $1,082,026,036)	1,733,536,406

	PREFERRED STOCKS 1.7%

	Biotechnology 0.0%
677,966	Nanosys, Inc., Series D Pfd.* *** †	195,322
161,519	Nanosys, Inc., Series E Pfd.* *** †	180,707

		376,029

	Oil & Gas Equipment & Services 1.2%
5,818,582	Drilling Info Holdings, Inc., Series B Pfd., 0.36% *** †	20,946,895

	Systems Software 0.5%
1,114,610	DataStax, Inc., Series E Pfd. * *** †	8,649,374

	Total Preferred Stocks (cost $22,472,322)	29,972,298

	LIMITED PARTNERSHIP INTEREST 0.2%

	Asset Management & Custody Banks 0.2%
	Greenspring Global Partners II-B, L.P.* *** †	1,835,511
	Greenspring Global Partners III-B, L.P.* *** †	1,025,239

		2,860,750

	Total Limited Partnership Interest (cost $2,628,642)	2,860,750

	Total Investments (cost $1,107,127,000) 99.5%	1,766,369,454
	Other Assets less Liabilities 0.5%	8,687,670

	NET ASSETS 100.0%	$1,775,057,124

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

‡‡Affiliated company (see Note 6).

See Notes to Schedules of Investments.

At June 30, 2018, Wasatch Small Cap Growth Fund’s investments were in the following countries:

COUNTRY	%
Argentina	1.9
Ireland	3.2
Israel	1.3
Netherlands	1.4
United Arab Emirates	1.4
United Kingdom	4.2
United States	86.6

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.2%

	Aerospace & Defense 2.5%
170,756	HEICO Corp., Class A	$10,407,593

	Airlines 1.0%
29,208	Allegiant Travel Co.	4,058,452

	Application Software 2.1%
113,879	Ebix, Inc.	8,683,274

	Asset Management & Custody Banks 2.2%
189,785	Hamilton Lane, Inc., Class A	9,103,986

	Auto Parts & Equipment 3.0%
181,566	Dorman Products, Inc.*	12,402,773

	Automotive Retail 8.0%
389,861	Camping World Holdings, Inc., Class A	9,738,728
80,206	Lithia Motors, Inc., Class A	7,585,081
279,508	Monro, Inc.	16,239,415

		33,563,224

	Commercial Printing 2.2%
63,202	Cimpress N.V.*	9,161,762

	Consumer Electronics 2.3%
546,866	ZAGG, Inc.*	9,460,782

	Consumer Finance 1.7%
20,683	Credit Acceptance Corp.*	7,309,372

	Data Processing & Outsourced Services 4.4%
218,631	Euronet Worldwide, Inc.*	18,314,719

	Diversified Banks 1.0%
1,624,218	City Union Bank Ltd. (India)	4,361,908

	Diversified Support Services 2.0%
150,362	Copart, Inc.*	8,504,475

	Electronic Manufacturing Services 2.1%
239,663	Fabrinet*	8,841,168

	Health Care Facilities 3.3%
378,648	Ensign Group, Inc. (The)	13,563,171

	Health Care REITs 1.5%
280,997	Sabra Health Care REIT, Inc.	6,106,065

	Health Care Services 2.6%
125,178	LHC Group, Inc.*	10,713,985

	Home Furnishing Retail 1.2%
167,317	Sleep Number Corp.*	4,855,539

	Home Furnishings 0.2%
42,846	Lovesac Co. (The)*	889,054

	Homebuilding 1.6%
113,741	LGI Homes, Inc.*	6,566,268

	Hotel & Resort REITs 1.9%
540,446	Summit Hotel Properties, Inc.	7,733,782

	Industrial Machinery 5.8%
274,368	Altra Industrial Motion Corp.	11,825,261
128,380	Kadant, Inc.	12,343,737

		24,168,998

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial REITs 2.3%
568,353	Monmouth Real Estate Investment Corp.	$9,394,875

	Internet Software & Services 1.5%
24,227	Stamps.com, Inc.*	6,130,642

	IT Consulting & Other Services 2.2%
567,176	Hackett Group, Inc. (The)	9,114,518

	Life Sciences Tools & Services 2.1%
66,253	ICON plc* (Ireland)	8,780,510

	Mortgage REITs 4.7%
1,414,761	Arbor Realty Trust, Inc.	14,755,957
651,792	MFA Financial, Inc.	4,940,584

		19,696,541

	Oil & Gas Equipment & Services 1.3%
174,527	Oil States International, Inc.*	5,602,317

	Oil & Gas Exploration & Production 2.0%
2,422,751	Gran Tierra Energy, Inc.* (Colombia)	8,358,491

	Personal Products 1.8%
98,729	Nu Skin Enterprises, Inc., Class A	7,719,621

	Property & Casualty Insurance 1.1%
388,948	Atlas Financial Holdings, Inc.*	3,403,295
31,514	HCI Group, Inc.	1,310,037

		4,713,332

	Regional Banks 10.5%
331,697	First of Long Island Corp. (The)	8,242,670
87,772	Metropolitan Bank Holding Corp.*	4,606,275
108,928	People’s Utah Bancorp	3,888,730
59,317	Prosperity Bancshares, Inc.	4,054,910
469,555	Republic First Bancorp, Inc.*	3,686,007
288,003	State Bank Financial Corp.	9,619,300
149,263	Webster Financial Corp.	9,508,053

		43,605,945

	Restaurants 1.4%
210,344	Fiesta Restaurant Group, Inc.*	6,036,873

	Semiconductors 1.1%
216,463	Tower Semiconductor Ltd.* (Israel)	4,764,351

	Specialized REITs 2.8%
378,499	National Storage Affiliates Trust	11,665,339

	Specialty Chemicals 2.6%
144,380	Innospec, Inc.	11,052,289

	Thrifts & Mortgage Finance 1.9%
189,227	BofI Holding, Inc.*	7,741,277

	Trading Companies & Distributors 1.9%
135,781	WESCO International, Inc.*	7,753,095

	Trucking 4.4%
297,469	Knight-Swift Transportation Holdings, Inc.	11,366,290
46,705	Old Dominion Freight Line, Inc.	6,957,177

		18,323,467

	Total Common Stocks (cost $304,900,567)	409,223,833

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.8%

	Repurchase Agreement 1.8%
$7,351,071	Repurchase Agreement dated 6/29/18, 0.35% due 7/2/18 with Fixed Income Clearing Corp. collateralized by $7,825,000 of United States Treasury Notes 2.000% due 2/15/25; value: $7,499,605; repurchase proceeds: $7,351,286 (cost $7,351,071)	$7,351,071

	Total Short-Term Investments (cost $7,351,071)	7,351,071

	Total Investments (cost $312,251,638) 100.0%	416,574,904
	Other Assets less Liabilities <0.1%	169,759

	NET ASSETS 100.0%	$416,744,663

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2018, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Colombia	2.0
India	1.1
Ireland	2.1
Israel	1.2
United States	93.6

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 79.3%

	Air Freight & Logistics 1.4%
3,300	FedEx Corp.	$749,298

	Apparel Retail 1.4%
9,305	Ross Stores, Inc.	788,599

	Asset Management & Custody Banks 6.5%
3,850	Ameriprise Financial, Inc.	538,538
76,389	Ares Capital Corp.	1,256,599
60,000	Fondul Proprietatea SA/Fund, GDR (Romania)	678,000
54,669	Solar Capital Ltd.	1,117,434

		3,590,571

	Auto Parts & Equipment 0.9%
5,700	Aptiv plc	522,291

	Broadcasting 1.3%
12,860	CBS Corp., Class B	722,989

	Cable & Satellite 5.2%
68,900	Comcast Corp., Class A	2,260,609
2,400	Naspers Ltd., Class N (South Africa)	609,732

		2,870,341

	Consumer Finance 2.2%
49,913	Medallion Financial Corp.*	273,523
26,000	SLM Corp.*	297,700
503,000	Transaction Capital Ltd. (South Africa)	627,031

		1,198,254

	Data Processing & Outsourced Services 8.1%
12,285	MasterCard, Inc., Class A	2,414,248
15,725	Visa, Inc., Class A	2,082,776

		4,497,024

	Diversified Banks 1.0%
25,100	TBC Bank Group plc (Georgia)	578,375

	Diversified REITs 2.4%
91,000	Colony Capital, Inc.	567,840
355,714	Star Asia Capital Corp Ltd.* *** †	775,457

		1,343,297

	Drug Retail 2.4%
21,879	Walgreens Boots Alliance, Inc.	1,313,068

	Financial Exchanges & Data 0.9%
1,091	MSCI, Inc., Class A	180,484
300	OTC Markets Group, Inc.	8,670
30,000	Warsaw Stock Exchange (Poland)	293,140

		482,294

	Health Care Distributors 0.4%
1,847	McKesson Corp.	246,390

	Health Care Services 1.7%
14,672	CVS Health Corp.	944,143

	Home Improvement Retail 3.1%
8,700	Home Depot, Inc. (The)	1,697,370

	Hotels, Resorts & Cruise Lines 1.6%
40,158	Extended Stay America, Inc.**	867,814

WASATCH STRATEGIC INCOME FUND (WASIX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial Conglomerates 0.1%
436	Siemens AG (Germany)	$57,647

	Industrial Machinery 1.0%
3,500	Snap-on, Inc.	562,520

	Integrated Oil & Gas 3.0%
40,761	Suncor Energy, Inc. (Canada)	1,658,779

	IT Consulting & Other Services 2.4%
16,950	Cognizant Technology Solutions Corp., Class A	1,338,881

	Leisure Products 0.5%
188,000	Photo-Me International plc (United Kingdom)	253,075

	Managed Health Care 2.8%
6,240	UnitedHealth Group, Inc.	1,530,922

	Mortgage REITs 8.8%
121,990	Arbor Realty Trust, Inc.	1,272,356
150	Blackstone Mortgage Trust, Inc., Class A	4,714
41,092	Exantas Capital Corp.	418,317
29,200	Granite Point Mortgage Trust, Inc.	535,820
82,400	Great Ajax Corp.	1,077,792
71,700	Starwood Property Trust, Inc.	1,556,607

		4,865,606

	Movies & Entertainment 0.6%
3,250	Walt Disney Co. (The)	340,633

	Personal Products 3.5%
16,400	Herbalife Nutrition Ltd.*	881,008
13,271	Nu Skin Enterprises, Inc., Class A	1,037,660

		1,918,668

	Railroads 2.8%
19,167	Canadian National Railway Co. (Canada)	1,567,739

	Retail REITs 1.3%
4,285	Simon Property Group, Inc.	729,264

	Semiconductor Equipment 2.2%
35,955	BE Semiconductor Industries N.V. (Netherlands)	973,287
208,000	Micro-Mechanics Holdings Ltd. (Singapore)	271,736

		1,245,023

	Semiconductors 5.7%
21,450	Microchip Technology, Inc.	1,950,878
4,000	QUALCOMM, Inc.	224,480
27,315	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	998,636

		3,173,994

	Specialty Stores 2.0%
14,400	Tractor Supply Co.	1,101,456

	Trading Companies & Distributors 2.1%
5,830	MSC Industrial Direct Co., Inc., Class A	494,675
18,200	Triton International Ltd.	558,012
299	W.W. Grainger, Inc.	92,212

		1,144,899

	Total Common Stocks (cost $36,478,432)	43,901,224

WASATCH STRATEGIC INCOME FUND (WASIX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	RIGHTS 0.1%

	Personal Products 0.1%
14,761	Herbalife Ltd. CVR* *** †	$49,204

	Total Rights (cost $0)	49,204

	LIMITED PARTNERSHIP INTEREST 6.5%

	Asset Management & Custody Banks 2.6%
48,500	Ares Management L.P.	1,003,950
6,500	Blackstone Group L.P. (The)	209,105
10,094	KKR & Co., Inc.	250,836

		1,463,891

	Oil & Gas Storage & Transportation 3.9%
34,300	Golar LNG Partners L.P.	530,278
23,271	Magellan Midstream Partners L.P.	1,607,561

		2,137,839

	Total Limited Partnership Interest (cost $3,815,563)	3,601,730

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 1.1%

	Asset Management & Custody Banks 1.1%
36,500	Ellington Financial, LLC	569,765

	Total Limited Liability Company Membership Interest (cost $555,461)	569,765

	EXCHANGE-TRADED FUNDS 5.5%

	Asset Management & Custody Banks 5.5%
36,500	iShares 1-3 Year Treasury Bond ETF	3,043,005

	Total Exchange-Traded Funds (cost $3,046,272)	3,043,005

Principal Amount		Value
	SHORT-TERM INVESTMENTS 7.2%

	Repurchase Agreement 7.2%
$4,005,658	Repurchase Agreement dated 6/29/18, 0.35% due 7/2/18 with Fixed Income Clearing Corp. collateralized by $4,265,000 of United States Treasury Notes 2.000% due 2/15/25; value: $4,087,644; repurchase proceeds: $4,005,775 (cost $4,005,658)	$4,005,658

	Total Short-Term Investments (cost $4,005,658)	4,005,658

	Total Investments (cost $47,901,386) 99.7%	55,170,586
	Other Assets less Liabilities 0.3%	178,934

	NET ASSETS 100.0%	$55,349,520

	*Non-income producing.

WASATCH STRATEGIC INCOME FUND (WASIX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

ADR American Depositary Receipt.

ETF Exchange-Traded Fund.

GDR Global Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2018, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	6.3
Georgia	1.1
Germany	0.1
Netherlands	1.9
Poland	0.6
Romania	1.3
Singapore	0.5
South Africa	2.4
Taiwan	2.0
United Kingdom	0.5
United States	83.3

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 89.6%

	Application Software 10.1%
49,489	Globant S.A.* (Argentina)	$2,810,480
29,433	HubSpot, Inc.*	3,690,898
87,150	Paylocity Holding Corp.*	5,129,649
16,442	Ultimate Software Group, Inc. (The)*	4,230,691
47,407	Zendesk, Inc.*	2,583,208

		18,444,926

	Automotive Retail 1.1%
33,117	Monro, Inc.	1,924,098

	Biotechnology 11.5%
12,378	Atara Biotherapeutics, Inc.*	454,892
97,361	Bellicum Pharmaceuticals, Inc.*	718,524
134,601	ChemoCentryx, Inc.*	1,772,695
143,961	Cytokinetics, Inc.*	1,194,876
25,386	Denali Therapeutics, Inc.*	387,137
41,202	Esperion Therapeutics, Inc.*	1,614,706
63,309	Exact Sciences Corp.*	3,785,245
14,120	Flexion Therapeutics, Inc.*	365,002
384,407	Inovio Pharmaceuticals, Inc.*	1,506,875
47,298	MacroGenics, Inc.*	976,704
213,821	MEI Pharma, Inc.*	842,455
227,794	Sangamo Therapeutics Inc.*	3,234,675
31,185	Seattle Genetics, Inc.*	2,070,372
80,230	Selecta Biosciences, Inc.*	1,063,047
67,700	Unum Therapeutics, Inc.*	971,495

		20,958,700

	Building Products 2.8%
58,325	AAON, Inc.	1,939,306
49,520	Trex Co., Inc.*	3,099,457

		5,038,763

	Communications Equipment 1.0%
9,105	Palo Alto Networks, Inc.*	1,870,804

	Department Stores 1.6%
82,194	V-Mart Retail Ltd. (India)	2,982,329

	Diversified Banks 1.1%
734,360	City Union Bank Ltd. (India)	1,972,156

	Diversified Support Services 1.5%
64,880	Healthcare Services Group, Inc.	2,802,167

	Electronic Equipment & Instruments 1.1%
61,060	nLight, Inc.*	2,018,644

	Electronic Manufacturing Services 0.6%
5,321	IPG Photonics Corp.*	1,173,972

	Environmental & Facilities Services 1.7%
40,156	Waste Connections, Inc.	3,022,944

	General Merchandise Stores 1.4%
34,426	Ollie’s Bargain Outlet Holdings, Inc.*	2,495,885

	Health Care Equipment 8.1%
93,661	AtriCure, Inc.*	2,533,530
50,151	Glaukos Corp.*	2,038,136
22,131	Insulet Corp.*	1,896,627
334,045	Oxford Immunotec Global plc*	4,305,840
183,788	Tandem Diabetes Care, Inc.*	4,047,012

		14,821,145

WASATCH ULTRA GROWTH FUND (WAMCX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 0.7%
91,204	Dr. Lal PathLabs Ltd. (India)	$1,269,854

	Health Care Technology 1.8%
25,550	Inspire Medical Systems, Inc.*	911,113
30,099	Veeva Systems, Inc., Class A*	2,313,409

		3,224,522

	Heavy Electrical Equipment 1.6%
100,998	TPI Composites, Inc.*	2,953,181

	Homebuilding 1.7%
52,210	LGI Homes, Inc.*	3,014,083

	Industrial Machinery 4.0%
34,066	Barnes Group, Inc.	2,006,487
166,860	Kornit Digital Ltd.* (Israel)	2,970,108
20,126	Proto Labs, Inc.*	2,393,988

		7,370,583

	Industrial REITs 1.3%
142,638	Monmouth Real Estate Investment Corp.	2,357,806

	Internet & Direct Marketing Retail 3.0%
50,030	MakeMyTrip Ltd.* (India)	1,808,584
21,695	Wayfair, Inc., Class A*	2,576,498
5,495	zooplus AG* (Germany)	1,026,730

		5,411,812

	Internet Software & Services 4.1%
103,157	Box, Inc., Class A*	2,577,894
26,348	DocuSign, Inc.*	1,395,127
56,384	Instructure, Inc.*	2,399,139
49,913	Reis, Inc.	1,088,103

		7,460,263

	IT Consulting & Other Services 0.7%
20,373	InterXion Holding N.V.* (Netherlands)	1,271,683

	Managed Health Care 1.6%
38,383	HealthEquity, Inc.*	2,882,563

	Oil & Gas Equipment & Services 1.1%
20,720	Oil States International, Inc.*	665,112
98,434	Solaris Oilfield Infrastructure, Inc.*	1,406,622

		2,071,734

	Packaged Foods & Meats 2.7%
181,101	Freshpet, Inc.*	4,971,222

	Pharmaceuticals 1.8%
421,379	Cocrystal Pharma, Inc.*	1,542,247
100,113	Intra-Cellular Therapies, Inc.*	1,768,997

		3,311,244

	Regional Banks 9.0%
38,756	Bank of the Ozarks, Inc.	1,745,570
54,406	Eagle Bancorp, Inc.*	3,335,088
94,034	Esquire Financial Holdings, Inc.*	2,481,557
111,196	Metro Bank plc* (United Kingdom)	4,748,862
38,495	Pinnacle Financial Partners, Inc.	2,361,668
217,768	Republic First Bancorp, Inc.*	1,709,479

		16,382,224

WASATCH ULTRA GROWTH FUND (WAMCX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Restaurants 2.1%
52,344	Chuy’s Holdings, Inc.*	$1,606,961
118,225	Habit Restaurants, Inc. (The)*	1,182,250
108,533	Zoe’s Kitchen, Inc.*	1,059,282

		3,848,493

	Semiconductor Equipment 1.2%
179,059	PDF Solutions, Inc.*	2,145,127

	Semiconductors 3.7%
20,959	Ambarella, Inc.*	809,227
63,533	Inphi Corp.*	2,071,811
18,107	Monolithic Power Systems, Inc.	2,420,363
12,186	NVE Corp.	1,484,011

		6,785,412

	Specialty Chemicals 1.3%
19,176	Balchem Corp.	1,881,933
411,433	EcoSynthetix, Inc.* (Canada)	522,643

		2,404,576

	Specialty Stores 1.2%
22,232	Five Below, Inc.*	2,172,289

	Systems Software 0.7%
14,579	Qualys, Inc.*	1,229,010

	Trucking 0.7%
31,152	Knight-Swift Transportation Holdings, Inc.	1,190,318

	Total Common Stocks (cost $112,813,360)	163,254,532

	LIMITED PARTNERSHIP INTEREST 1.4%

	Asset Management & Custody Banks 1.4%
	Greenspring Global Partners II-B, L.P.* *** †	1,651,952
	Greenspring Global Partners III-B, L.P.* *** †	1,025,239

		2,677,191
	Total Limited Partnership Interest (cost $2,439,605)	2,677,191

	PREFERRED STOCKS 0.9%

	Biotechnology 0.1%
169,492	Nanosys, Inc., Series D Pfd.* *** †	48,831
40,380	Nanosys, Inc., Series E Pfd.* *** †	45,177

		94,008

	Oil & Gas Equipment & Services 0.8%
435,920	Drilling Info Holdings, Inc., 0.36%, Series B Pfd.*** †	1,569,312
	Total Preferred Stocks (cost $1,466,790)	1,663,320

WASATCH ULTRA GROWTH FUND (WAMCX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 8.2%

	Repurchase Agreement 8.2%
$14,860,328	Repurchase Agreement dated 6/29/18, 0.35% due 7/2/18 with Fixed Income Clearing Corp. collateralized by $15,820,000 of United States Treasury Notes 2.000% due 2/15/25; value: $15,162,141; repurchase proceeds: $14,860,761 (cost $14,860,328)	$14,860,328

	Total Short-Term Investments (cost $14,860,328)	14,860,328

	Total Investments (cost $131,580,083) 100.1%	182,455,371
	Liabilities less Other Assets (0.1%)	(198,953)

	NET ASSETS 100.0%	$182,256,418

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

	See Notes to Schedules of Investments.

At June 30, 2018, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.7
Canada	0.3
Germany	0.6
India	4.8
Israel	1.8
Netherlands	0.8
United Kingdom	2.8
United States	87.2

Total	100.0%

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 81.8%

	Aerospace & Defense 2.4%
260,120	Avon Rubber plc (United Kingdom)	$4,909,097

	Agricultural Products 3.5%
7,832,800	PT BISI International Tbk (Indonesia)	942,888
50,000	Sakata Seed Corp. (Japan)	1,892,246
66,577	Vilmorin & Cie S.A. (France)	4,493,870

		7,329,004

	Airport Services 0.5%
100,000	AGP Corp. (Japan)	988,123

	Alternative Carriers 3.8%
794,241	Gamma Communications plc (United Kingdom)	7,903,427

	Application Software 1.0%
265,000	Tracsis plc (United Kingdom)	2,063,430

	Biotechnology 1.0%
3,999,000	BBI Life Sciences Corp. (China)	1,631,080
10,000	Bioventix plc (United Kingdom)	388,006

		2,019,086

	Broadcasting 1.2%
40,000,000	PT Media Nusantara Citra Tbk (Indonesia)	2,568,039

	Computer & Electronics Retail 2.7%
11,000,000	GAME Digital plc* ‡‡ (United Kingdom)	5,596,402

	Construction Machinery & Heavy Trucks 0.5%
50,000	Morita Holdings Corp. (Japan)	1,009,800

	Consumer Electronics 7.6%
150,000	Roku, Inc.*	6,393,000
170,000	Sony Corp. (Japan)	8,696,924
791,318	Fireangel Safety Technology plc (United Kingdom)	783,257

		15,873,181

	Data Processing & Outsourced Services 1.2%
10,000,000	My EG Services Berhad (Malaysia)	2,388,909

	Distributors 0.0%
254,100	PT Catur Sentosa Adiprana Tbk (Indonesia) *	10,107

	Electrical Components & Equipment 0.6%
200,000	Enphase Energy, Inc.*	1,346,000

	Electronic Equipment & Instruments 2.8%
1,817,487	Catapult Group International Ltd.* (Australia)	1,647,663
1,719,126	Eroad Ltd.* (New Zealand)	4,156,779

		5,804,442

	Fertilizers & Agricultural Chemicals 1.0%
40,000	Nutrien Ltd. (Canada)	2,175,200

	Financial Exchanges & Data 1.3%
800,000	Infront ASA (Norway)	2,774,930

	Food Retail 1.5%
500,000	Majestic Wine plc (United Kingdom)	3,167,401

	Health Care Facilities 1.4%
100,000	Japan Animal Referral Medical Center Co. Ltd.* (Japan)	2,872,240

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 3.9%
1,002,308	Advanced Medical Solutions Group plc (United Kingdom)	$4,332,158
55,485	Guerbet (France)	3,706,296

		8,038,454

	Health Care Technology 3.6%
25,370	Cegedim S.A.* (France)	995,470
200,000	Computer Programs and Systems, Inc.	6,580,000

		7,575,470

	Home Entertainment Software 8.3%
32,000	Nintendo Co. Ltd. (Japan)	10,462,900
40,000	Square Enix Holdings Co. Ltd. (Japan)	1,965,407
40,079	Take-Two Interactive Software, Inc.*	4,743,750

		17,172,057

	Home Improvement Retail 0.4%
800,000	Italtile Ltd. (South Africa)	769,820

	Household Appliances 2.0%
48,000	SodaStream International Ltd.* (Israel)	4,094,400

	Industrial Machinery 2.5%
50,000	Sansei Technologies, Inc. (Japan)	770,447
3,300,000	Skellerup Holdings Ltd. (New Zealand)	4,447,828

		5,218,275

	Internet & Direct Marketing Retail 1.4%
1,500,000	AO World plc* (United Kingdom)	2,961,520

	Internet Software & Services 1.1%
2,700,000	nearmap Ltd.* (Australia)	2,267,883

	Leisure Facilities 1.2%
2,300,000	Goals Soccer Centres plc* (United Kingdom)	2,595,289

	Leisure Products 4.9%
148,000	Bandai Namco Holdings, Inc. (Japan)	6,109,019
3,100,000	Photo-Me International plc (United Kingdom)	4,173,051

		10,282,070

	Life Sciences Tools & Services 1.2%
91,627	Horizon Discovery Group plc* (United Kingdom)	199,526
22,000	Sartorius Stedim Biotech (France)	2,299,398

		2,498,924

	Movies & Entertainment 10.9%
82,577	AFC Ajax N.V. (Netherlands)	1,215,061
160,000	Borussia Dortmund GmbH & Co. KGaA (Germany)	1,004,308
11,649	Celtic plc* (United Kingdom)	20,140
2,000,000	Cineworld Group plc (United Kingdom)	7,010,514
2,500,000	Juventus Football Club S.p.A.* (Italy)	1,929,790
125,000	Toho Co. Ltd. (Japan)	4,194,328
70,000	Walt Disney Co. (The)	7,336,700

		22,710,841

	Pharmaceuticals 0.1%
25,843	SwedenCare AB* (Sweden)	111,084

	Publishing 1.5%
100,000	New York Times Co. (The)	2,590,000
42,082	Proto Corp. (Japan)	551,515

		3,141,515

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Equipment 0.0%
42,200	Micro-Mechanics Holdings Ltd. (Singapore)	$55,131

	Specialty Chemicals 0.2%
405,280	Polygiene AB* (Sweden)	350,224

	Specialty Stores 1.8%
30,400	Fenix Outdoor International AG (Switzerland)	3,699,556

	Technology Hardware, Storage & Peripherals 1.5%
200,000	MIMAKI ENGINEERING Co. Ltd. (Japan)	1,620,377
70,000	Roland DG Corp. (Japan)	1,540,803

		3,161,180

	Wireless Telecommunication Services 1.3%
60,000,000	PT Sarana Menara Nusantara Tbk (Indonesia)	2,595,953

	Total Common Stocks (cost $159,046,318)	170,098,464

	RIGHTS 0.0%

	Personal Products 0.0%
19,023	Herbalife Ltd. CVR* *** †	63,410

	Total Rights (cost $0)	63,410

	LIMITED PARTNERSHIP INTEREST 0.1%

	Asset Management & Custody Banks 0.1%
	Greenspring Global Partners II-B, L.P.* *** †	183,553

	Total Limited Partnership Interest (cost $192,361)	183,553

Principal Amount		Value
	SHORT-TERM INVESTMENTS 19.1%

	Repurchase Agreement 19.1%
$39,656,149	Repurchase Agreement dated 6/29/18, 0.35% due 7/2/18 with Fixed Income Clearing Corp. collateralized by $42,205,000 of United States Treasury Notes 2.000% due 2/15/25; value: $40,449,947; repurchase proceeds: $39,657,305 (cost $39,656,149)	$39,656,149

	Total Short-Term Investments (cost $39,656,149)	39,656,149

	Total Investments (cost $198,894,828) 101.0%	210,001,576
	Liabilities less Other Assets (1.0%)	(2,141,476)

	NET ASSETS 100.0%	$207,860,100

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

‡‡Affiliated company (see Note 6).

CVR Contingent Value Rights.

See Notes to Schedules of Investments.

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2018, Wasatch World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	2.3
Canada	1.3
China	1.0
France	6.7
Germany	0.6
Indonesia	3.6
Israel	2.4
Italy	1.1
Japan	25.0
Malaysia	1.4
Netherlands	0.7
New Zealand	5.0
Norway	1.6
Singapore	—	[1]
South Africa	0.5
Sweden	0.3
Switzerland	2.2
United Kingdom	27.1
United States	17.2

Total	100.0%

[1] Amount is less than 0.01%.

WASATCH-1ST SOURCE INCOME FUND (FMEQX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	SHORT-TERM INVESTMENTS 37.8%

	Repurchase Agreement 37.8%
$33,563,816	Repurchase Agreement dated 6/29/18, 0.35% due 7/2/18 with Fixed Income Clearing Corp. collateralized by $35,725,000 of United States Treasury Notes 2.000% due 2/15/25; value: $34,239,412; repurchase proceeds: $33,564,795 (cost $33,563,816)	$33,563,816

	Total Investments (cost $33,563,816) 37.8%	33,563,816
	Other Assets less Liabilities 62.2%	55,186,355

	NET ASSETS 100.0%	$88,750,171

	See Notes to Schedules of Investments.

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	JUNE 30, 2018 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.9%
$123,900,000	U.S. Treasury Bond, 2.25%, 8/15/46	$106,708,875
58,250,000	U.S. Treasury Bond, 2.50%, 2/15/45	53,109,892
8,000,000	U.S. Treasury Bond, 3.125%, 8/15/44	8,214,688
14,100,000	U.S. Treasury Bond, 3.75%, 11/15/43	16,029,387
39,000,000	U.S. Treasury Strip, principal only, 8/15/40	20,473,605
90,000,000	U.S. Treasury Strip, principal only, 5/15/44	41,886,122
175,700,000	U.S. Treasury Strip, principal only, 8/15/45	78,619,994
	Total U.S. Government Obligations (cost $348,336,645)	325,042,563

	SHORT-TERM INVESTMENTS 0.6%

	Repurchase Agreement 0.6%
1,916,524	Repurchase Agreement dated 6/29/18, 0.35% due 7/2/18 with Fixed Income Clearing Corp. collateralized by $2,040,000 of United States Treasury Notes 2.000% due 2/15/25; value: $1,955,169; repurchase proceeds: $1,916,580 (cost $1,916,524)	1,916,524

	Total Short-Term Investments (cost $1,916,524)	1,916,524

	Total Investments (cost $350,253,169) 99.5%	326,959,087
	Other Assets less Liabilities 0.5%	1,599,602

	NET ASSETS 100.0%	$328,558,689

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2018 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 19 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Value Fund (formerly Large Cap Value Fund), International Growth Fund, International Opportunities Fund, Long/Short Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, World Innovators Fund, Wasatch-1st Source Income Fund (“Income Fund”) (sub-advised), and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. Each Fund maintains its own investment objective(s).

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 13 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, Emerging Markets Select Fund and Long/Short Fund, which commenced operations on December 13, 2012 and Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund, Small Cap Growth Fund and World Innovators Fund, which commenced operations on February 1, 2016. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Value, International Growth, International Opportunities, Long/Short, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income, Ultra Growth and World Innovators Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2018. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as realized gain or loss.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2018 (UNAUDITED)

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Long/Short Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – The Frontier Emerging Small Countries and the Global Opportunities Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers (eg. Saudi Arabia). While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds and the Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2018 (UNAUDITED)

FINANCIAL DERIVATIVE INSTRUMENTS (continued)

the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Possible losses from uncovered written options may be unlimited. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

5. FEDERAL INCOME TAX INFORMATION

As of June 30, 2018, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Global Value Fund
Cost	$1,235,540,497	$205,745,020	$36,372,375	$424,856,694	$117,145,226	$74,874,684	$145,539,397

Gross appreciation	$768,939,121	$58,020,477	$11,585,771	$186,808,117	$22,341,264	$43,620,644	$17,473,683
Gross (depreciation)	(11,386,316)	(6,756,495)	(969,070)	(27,659,677)	(8,701,582)	(1,612,441)	(5,530,552)

Net appreciation	$$757,552,805	$51,263,982	$10,616,701	$159,148,440	$13,639,682	$42,008,203	$11,943,131

	International Growth Fund	International Opportunities Fund	Long/Short Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost	$1,052,126,182	$385,389,506	$48,118,510	$292,388,347	$186,688,590	$1,107,321,255	$312,752,665

Gross appreciation	$522,697,787	$161,371,739	$6,691,735	$165,477,495	$85,468,524	$694,424,505	$111,862,843
Gross (depreciation)	(22,433,410)	(13,114,696))	(6,164,900)	(6,233,553)	(5,898,928)	(35,376,306)	(8,040,604)

Net appreciation	$500,264,377	$148,257,043	$526,835	$159,243,942	$79,569,596	$659,048,199	$103,822,239

	Strategic Income Fund	Ultra Growth Fund	World Innovators Fund	Income Fund	U.S. Treasury Fund
Cost	$48,433,432	$131,667,941	$200,246,833	$33,563,816	$350,253,169

Gross appreciation	$8,800,768	$56,109,079	$20,951,645	$—	$1,806,052
Gross (depreciation)	(2,063,614)	(5,321,649)	(11,196,902)	—	(25,100,134)

Net appreciation	$6,737,154	$50,787,430	$9,754,743	$—	$(23,294,082)

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales.

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2018 with an “affiliated company” as so defined:

	Share Activity				Dividends Credited to Income for the period ended 6/30/2018	Gain (Loss) Realized on Sale of Shares for the period ended 6/30/2018	Change in Unrealized Appreciation period ended 6/30/2018
	Balance 9/30/2017	Purchases/ Additions	Sales/ Reductions	Balance 6/30/2018
Small Cap Growth Fund
PetIQ Inc.	—	890,018	(11,240)	878,778	$—	$33,814	$4,047,324
World Innovators Fund
GAME Digital plc	—	11,000,000	—	11,000,000	$—	$—	$542,417

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2018 (UNAUDITED)

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2018, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as Percent of Net Assets
Core Growth Fund
DocuSign, Inc.	Common Stock	4/27/18	$4,000,004	$9,362,513	0.47%

Micro Cap Fund
Select Interior Concepts, Inc.	Common Stock	11/15/17	$3,120,000	$3,575,000	0.79%

Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc.	Right	12/21/16	$—	$326,356	0.12%
Acetylon Pharmaceuticals, Inc.	Right	12/21/16	—	—	0.00%
Regenacy Pharmaceuticals, LLC	LLC Membership Interest	12/21/16	30,001	44,464	0.02%
Select Interior Concepts, Inc.	Common Stock	11/15/17	3,600,000	4,125,000	1.54%
Synergetics USA, Inc.	Right	10/14/15	71,250	3,750	0.00%
Vertex Energy, Inc.	Warrants	6/22/15	95,000	7,581	0.00%
Vertex Energy, Inc., Pfd. Series B	Convertible Preferred Stock	6/22/15 - 5/2/18	1,732,642	1,579,808	0.59%
			$5,528,893	$6,086,959	2.27%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/14	$8,000,002	$8,649,374	0.49%
DocuSign, Inc.	Common Stock	4/27/18	11,999,972	37,648,967	2.12%
Drilling Info Holdings, Inc., Series B Pfd.	Preferred Stock	9/5/13	12,287,381	20,946,895	1.18%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 3/31/17	1,921,493	1,835,511	0.10%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/29/17	707,149	1,025,239	0.06%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	2,000,000	195,322	0.01%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	184,939	180,707	0.01%
			$37,100,936	$70,482,015	3.97%

Strategic Income Fund
Herbalife Ltd. CVR	Right	10/13/17	$—	$49,204	0.09%
Star Asia Capital Corp Ltd.	Common Stock	2/22/07 - 5/11/15	572,598	775,457	1.40%
			$572,598	$824,661	1.49%

Ultra Growth Fund
Drilling Info Holdings, Inc., Series B Pfd.	Preferred Stock	9/5/13	$920,553	$1,569,312	0.86%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 3/31/17	1,731,445	1,651,952	0.91%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/29/17	708,160	1,025,239	0.56%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	500,001	48,831	0.03%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	46,236	45,177	0.02%
			$3,906,395	$4,340,511	2.38%

World Innovators Fund
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 3/31/17	$192,361	$183,553	0.09%
Herbalife Ltd. CVR	Right	10/13/17	—	63,410	0.03%
			$192,361	$246,963	0.12%

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2018 (UNAUDITED)

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a fund.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2018 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the fund for financial reporting purposes.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2018 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2018
Core Growth Fund
Assets
Common Stocks
	Internet Software & Services	$66,098,659	$—	$9,362,513	$75,461,172
	Other	1,860,361,412	—	—	1,860,361,412
Short-Term Investments		—	57,270,718	—	57,270,718

		$1,926,460,071	$57,270,718	$9,362,513	$1,993,093,302

Emerging India Fund
Assets
Common Stocks		$257,009,001	$—	$—	$257,009,001

		$257,009,001	$—	$—	$257,009,001

Emerging Markets Select Fund
Assets
Common Stocks		$45,480,156	$—	$—	$45,480,156
Preferred Stocks		1,508,920	—	—	1,508,920

		$46,989,076	$—	$—	$46,989,076

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Commodity Chemicals	$8,856,464	$8,151,593	$—	$17,008,057
	Consumer Finance	30,572,747	8,489,707	—	39,062,454
	Hotels, Resorts & Cruise Lines	13,623,062	6,590,340	—	20,213,402
	Pharmaceuticals	3,725,349	—	16,592	3,741,941
	Specialty Chemicals	3,631,903	9,027,062	—	12,658,965
	Other	475,955,321	—	—	475,955,321
Preferred Stocks		7,546,281	—	—	7,546,281
Short-Term Investments		—	7,818,713	—	7,818,713

		$543,911,127	$40,077,415	$16,592	$584,005,134

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Consumer Finance	$6,681,706	$1,446,061	$—	$8,127,767
	Diversified Banks	20,575,833	2,654,286	—	23,230,119
	Food Retail	7,225,925	1,749,091	—	8,975,016
	Other	81,531,751	—	—	81,531,751
Preferred Stocks		5,593,873	—	—	5,593,873
Participation Notes		—	3,326,382	—	3,326,382
Other Assets less Liabilities		(143,770)	—	1,967,327	1,823,557

		$121,465,318	$9,175,820	$1,967,327	$132,608,465

Global Opportunities Fund
Assets
Common Stocks
	Consumer Finance	$6,103,347	$651,147	$—	$6,754,494
	Other	109,854,955	—	—	109,854,955
Short-Term Investments		—	273,438	—	273,438

		$115,958,302	$924,585	$—	$116,882,887

Global Value Fund
Assets
Common Stocks		$154,413,168	$—	$—	$154,413,168
Short-Term Investments		—	3,069,360	—	3,069,360

		$154,413,168	$3,069,360	$—	$157,482,528

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2018 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2018
International Growth Fund
Assets
Common Stocks
	Commodity Chemicals	$14,735,942	$14,741,713	$—	$29,477,655
	Hotels, Resorts & Cruise Lines	23,206,939	10,319,278	—	33,526,217
	Specialty Chemicals	47,240,403	11,646,223	—	58,886,626
	Other	1,392,135,799	—	—	1,392,135,799
Short-Term Investments		—	38,364,262	—	38,364,262

		$1,477,319,083	$75,071,476	$—	$1,552,390,559

International Opportunities Fund
Assets
Common Stocks
	Advertising	$5,009,836	$2,696,778	$—	$7,706,614
	Application Software	28,930,499	4,354,627	—	33,285,126
	Food Retail	24,877,266	3,864,920	—	28,742,186
	Other	439,143,242	—	—	439,143,242
Short-Term Investments		—	24,769,382	—	24,769,382

		$497,960,843	$35,685,707	$—	$533,646,550

Long/Short Fund
Assets
Common Stocks		$54,437,982	$—	$—	$54,437,982
Short-Term Investments		—	6,810,338	—	6,810,338

		$54,437,982	$6,810,338	$—	$61,248,320

Liabilities
Securities Sold Short		$(12,602,975)	$—	$—	$(12,602,975)

		$(12,602,975)	$—	$—	$(12,602,975)

Micro Cap Fund
Assets
Common Stocks
	Homebuilding	$4,005,712	$3,575,000	$—	$7,580,712
	Other	416,792,260	—	—	416,792,260
Short-Term Investments		—	27,259,317	—	27,259,317

		$420,797,972	$30,834,317	$—	$451,632,289

Micro Cap Value Fund
Assets
Common Stocks
	Homebuilding	$2,366,930	$4,125,000	$—	$6,491,930
	Other	242,494,668	—	—	242,494,668
Convertible Preferred Stocks		—	—	1,579,808	1,579,808
Rights		—	—	330,106	330,106
Limited Liability Company Membership Interest		—	—	44,464	44,464
Warrants		—	—	7,581	7,581
Short-Term Investments		—	15,309,629	—	15,309,629

		$244,861,598	$19,434,629	$1,961,959	$266,258,186

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2018 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2018
Small Cap Growth Fund
Assets
Common Stocks
	Internet Software & Services	$39,601,814	$—	$37,648,967	$77,250,781
	Other	1,656,285,625	—	—	1,656,285,625
Preferred Stocks		—	—	29,972,298	29,972,298
Limited Partnership Interest[1]		—	—	—	2,860,750

		$1,695,887,439	$—	$67,621,265	$1,766,369,454

Small Cap Value Fund
Assets
Common Stocks		$409,223,833	$—	$—	$409,223,833
Short-Term Investments		—	7,351,071	—	7,351,071

		$409,223,833	$7,351,071	$—	$416,574,904

Strategic Income Fund
Assets
Common Stocks
	Diversified REITs	$567,840	$—	$775,457	$1,343,297
	Other	42,557,927	—	—	42,557,927
Rights		—	—	49,204	49,204
Limited Partnership Interest		3,601,730	—	—	3,601,730
Limited Liability Company Membership Interest		569,765	—	—	569,765
Exchange-Traded Funds		3,043,005	—	—	3,043,005
Short-Term Investments		—	4,005,658	—	4,005,658

		$50,340,267	$4,005,658	$824,661	$55,170,586

Ultra Growth Fund
Assets
Common Stocks		$163,254,532	$—	$—	$163,254,532
Preferred Stocks		—	—	1,663,320	1,663,320
Limited Partnership Interest[1]		—	—	—	2,677,191
Short-Term Investments		—	14,860,328	—	14,860,328

		$163,254,532	$14,860,328	$1,663,320	$182,455,371

World Innovators Fund
Assets
Common Stocks		$170,098,464	$—	$—	$170,098,464
Rights		—	—	63,410	63,410
Limited Partnership Interest[1]		—	—	—	183,553
Short-Term Investments		—	39,656,149	—	39,656,149

		$170,098,464	$39,656,149	$63,410	$210,001,576

Income Fund
Assets
Short-Term Investments		$—	$33,563,816	$—	$33,563,816

		$—	$33,563,816	$—	$33,563,816

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$325,042,563	$—	$325,042,563
Short-Term Investments		—	1,916,524	—	1,916,524

		$—	$326,959,087	$—	$326,959,087

[1]

Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2018 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Fair Value at 6/30/2018	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Small Cap Growth Fund
Limited Partnership Interests[1]	$2,860,750	—	—	—
Ultra Growth Fund
Limited Partnership Interests[1]	$2,677,191	—	—	—
World Innovators Fund
Limited Partnership Interests[1]	$183,553	—	—	—

[1]

The fair values of these limited partnership interests have been estimated using the net asset value of the Fund’s Limited Partner’s Capital Account. These limited partnership interests can never be redeemed. Distributions from each limited partnership will be received as the underlying investments are liquidated. It is estimated that the underlying assets of the limited partnerships will be liquidated over the next one to five years.

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. The table below shows the significant transfers between Level 1 and Level 2 due to fair valuation in certain foreign markets pursuant to a systematic valuation model.

Fund	Transfers Out Of Level 1 at Market Value	Transfers Into Level 2 at Market Value
International Opportunities Fund	$3,864,920	$3,864,920
Frontier Emerging Small Countries Fund	$2,654,286	$2,654,286

There were transfers of $4,024,495 in the Core Growth Fund and $16,183,484 in the Small Cap Growth Fund from a preferred stock Level 3 to a common stock Level 3. This transfer amount represents the beginning of the period value for DocuSign Inc., which came public in the period.

There was a transfer of $1,521,247 in the Emerging India Fund from Level 3 to Level 1 due to a change in pricing strategy on a private company that came public. This transfer amount represents the beginning of the period value for ICICI Lombard General Insurance Co. Ltd., which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

There was a transfer of $9,116,040 in the Small Cap Growth Fund from Level 3 to Level 1 due to a change in pricing strategy on a private company that came public. This transfer amount represents the beginning of the period value for ForeScout Technologies, Inc., which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

During the period $1,967,327 in the Frontier Emerging Small Countries Fund was transferred from Level 1 to Level 3 due to the fair valuation of USD held in Zimbabwe.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2018 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended June 30, 2018:

Fund	Market Value Beginning Balance 9/30/2017	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance at 6/30/2018	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2018
Core Growth Fund
Common Stocks	$—	$—	$—	$—	$—	$5,338,018	$4,024,495	$—	9,362,513	$5,338,018
Preferred Stocks	4,024,495	—	—	—	—	—	—	(4,024,495)	—	—

	4,024,495	—	—	—	—	5,338,018	4,024,495	(4,024,495)	9,362,513	5,338,018

Emerging India Fund
Common Stocks	1,521,247	—	—	—	—	—	—	(1,521,247)	—	—

	1,521,247	—	—	—	—	—	—	(1,521,247)	—	—

Emerging Markets Small Cap Fund
Common Stocks	16,664	—	—	—	—	(72)	—	—	16,592	(72)

	16,664	—	—	—	—	(72)	—	—	16,592	(72)

Frontier Emerging Small Countries Fund
Common Stocks	—	—	—	—	—	—	1,967,327	—	1,967,327	—

	—	—	—	—	—	—	1,967,327	—	1,967,327	—

Micro Cap Value Fund
Convertible Preferred Stocks	1,460,260	79,841	—	—	—	39,707	—	—	1,579,808	39,707
Rights	345,106	—	—	—	—	(15,000)	—	—	330,106	(15,000)
Limited Liability Company Membership Interest	51,476	—	—	—	—	(7,012)	—	—	44,464	(7,012)
Warrants	2,500	—	—	—	—	5,081	—	—	7,581	5,081

	1,859,342	79,841	—	—	—	22,776	—	—	1,961,959	22,776

Small Cap Growth Fund
Common Stocks	—	—	—	—	—	21,465,483	16,183,484	—	37,648,967	21,465,483
Preferred Stocks	44,874,176	—	—	—	—	10,397,646	—	(25,299,524	29,972,298	10,397,646

	44,874,176	—	—	—	—	31,863,129	16,183,484	(25,299,524)	67,621,265	31,863,129

Strategic Income Fund
Common Stocks	885,728	—	—	—	—	(110,271)	—	—	775,457	(110,271)
Rights	—	—	—	—	—	49,204	—	—	49,204	49,204

	885,728	—	—	—	—	(61,067)	—	—	824,661	(61,067)

Ultra Growth Fund
Preferred Stocks	1,511,972	—	(685,492)	—	285,682	551,158			1,663,320	551,158

	1,511,972	—	(685,492)	—	285,682	551,158	—	—	1,663,320	551,158

World Innovators Fund
Rights	—	—	—	—	—	63,410	—	—	63,410	63,410

	—	—	—	—	—	63,410	—	—	63,410	63,410

Income Fund
Asset-Backed Securities	1,009,375	—	(962,969)	—	(37,031)	(9,375)	—	—	—	—

	1,009,375	—	(962,969)	—	(37,031)	(9,375)	—	—	—	—

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2018 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 6/30/2018		Valuation Technique	Unobservable Input	Range (Average)
Core Growth Fund	Direct Venture Capital Investments: Systems Software		$9,362,513	Discount for lack of marketability	Discount for lack of marketability	16%

Frontier Emerging Small Countries Fund	Other Assets Less Liabilities: USD held in Zimbabwe	$ $	1,969,066 1,967,327	Discount for lack of marketability of currency	Discount for lack of marketability of currency	40%

Micro Cap Value Fund	Rights: Pharmaceuticals		$326,356	Probability of receipt	Probability of receipt	50%

Micro Cap Value Fund	Private Investment in a Public Equity: Oil & Gas Refining & Marketing		$1,579,808	Bond model with call option	Bond model with call option	100%

Small Cap Growth Fund	Direct Venture Capital Investments: Biotechnology		$376,029	Market comparable companies	EV/R* multiple Discount for lack of marketability	1.2 - 13.8 (5.0) 20%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software		$8,649,374	Market comparable companies	EV/R* multiple Discount for lack of marketability	2.0 - 13.0 (8.3) 20%

Small Cap Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services		$20,946,895	Probability of merger	Probability of merger	90%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software		$37,648,967	Discount for lack of marketability	Discount for lack of marketability	16%

Strategic Income Fund	Common Stock: Diversified REITs		$775,457	Last trade	Last trade	100%

Strategic Income Fund	Rights: Personal Products		$49,204	Probability of take out Premium of take out	Probability of take out Premium of take out	6% 15%

Ultra Growth Fund	Direct Venture Capital Investments: Biotechnology		$94,008	Market comparable companies	EV/R* multiple Discount for lack of marketability	1.2 - 13.8 (5.0) 20%

Ultra Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services		$1,569,312	Probability of merger	Probability of merger	90%

World Innovators	Rights: Personal Products		$63,410	Probability of take out Premium of take out	Probability of take out Premium of take out	6% 15%

*	Enterprise-Value-To-Revenue Multiple – (“EV/R”) is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ web site at www.wasatchfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Eric S. Bergeson
Eric S. Bergeson
President (principal executive officer) of Wasatch Funds Trust

Date: August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric S. Bergeson
Eric S. Bergeson
President (principal executive officer) of Wasatch Funds Trust

Date: August 24, 2018

By:	/s/ Michael K. Yeates
Michael K. Yeates
Treasurer (principal financial officer) of Wasatch Funds Trust

Date: August 24, 2018